As filed electronically with the Securities and Exchange Commission on

                                  June 30, 2000

                               (File No. 2-17613)


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                  Post-Effective Amendment No. 117 [ X ]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. [ X ]


                                    IVY FUND
               (Exact Name of Registrant as Specified in Charter)

                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 777-6472

                                C. William Ferris
                      Mackenzie Investment Management Inc.
                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Joseph R. Fleming, Esq.
                             Dechert Price & Rhoads
                   Ten Post Office Square, South - Suite 1230
                                Boston, MA 02109


[X] It is proposed that this Post-Effective Amendment become effective August 29, 2000, pursuant to subparagraph (a) of Rule 485.

THIS POST-EFFECTIVE AMENDMENT NO. 117 IS BEING FILED IN ORDER TO ADD ADVISOR CLASS SHARES TO IVY INTERNATIONAL FUND. THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION THAT ARE INCLUDED IN THIS POST-EFFECTIVE AMENDMENT NO. 117 ARE TO BE USED CONCURRENTLY WITH AND SEPARATELY FROM THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR THE OTHER SEVENTEEN SERIES OF THE REGISTRANT (AS WELL AS FOR IVY INTERNATIONAL FUND--A, B, C AND I CLASS SHARES), WHICH ARE NOT INCLUDED HEREWITH, BUT ARE INCORPORATED BY REFERENCE TO THIS FILING.

IVY FUND

                              CROSS REFERENCE SHEET

         Post-Effective Amendment No. 117 contains the Prospectus and Statement of Additional Information ("SAI") to be used with Ivy International Fund--Advisor Class shares, one of the eighteen series of Ivy Fund (the "Registrant"). The other seventeen series of the Registrant, as well as Ivy International Fund--A, B, C and I Class shares, are described in separate prospectuses and SAIs, which are not included herewith but are incorporated by reference herein.

                          ITEMS REQUIRED BY FORM N-1A:

ADVISOR CLASS SHARES:

PART A:

ITEM 1    FRONT AND BACK COVER PAGES: Front and back cover pages


ITEM 2 RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE: Principal Investment Strategies; Principal Risks


ITEM 3    RISK/RETURN SUMMARY: FEE TABLE: Fees and Expenses

ITEM 4    INVESTMENT OBJECTIVES,  PRINCIPAL INVESTMENT  STRATEGIES,  AND RELATED
          RISKS: Principal Investment Strategies; Principal Risks; Additional Information About Investment Strategies And Risks

ITEM 5    MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: Not applicable

ITEM 6    MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE: Management

ITEM 7    SHAREHOLDER INFORMATION: Shareholder Information


ITEM 8    DISTRIBUTION ARRANGEMENTS: Shareholder Information


ITEM 9    FINANCIAL HIGHLIGHTS INFORMATION: Not applicable


PART B

ITEM 10   COVER PAGE AND TABLE OF CONTENTS: Cover Page; Table of Contents

ITEM 11   FUND HISTORY: General Information

ITEM 12 DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS: Investment Objectives, Strategies and Risks; Investment Restrictions; Appendix A

ITEM 13   MANAGEMENT OF THE FUND: Investment Advisory And Other Services

ITEM 14   CONTROL  PERSONS AND  PRINCIPAL  HOLDERS OF  SECURITIES:  Trustees and
          Officers

ITEM 15 INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory And Other Services

ITEM 16   BROKERAGE ALLOCATION AND OTHER PRACTICES: Brokerage Allocation

ITEM 17   CAPITAL STOCK AND OTHER SECURITIES: Capitalization and Voting Rights

ITEM 18 PURCHASE, REDEMPTION AND PRICING OF SHARES: Special Rights and Privileges; Capitalization and Voting Rights; Net Asset Value

ITEM 19   TAXATION OF THE FUND: Taxation

ITEM 20   UNDERWRITERS: Distribution Services

ITEM 21   CALCULATION OF PERFORMANCE DATA: Performance Information

ITEM 22   FINANCIAL STATEMENTS: Financial Statements

   This is your prospectus from

   IVY MACKENZIE
   DISTRIBUTORS, INC.
   Via Mizner Financial Plaza
   700 South Federal Highway
   Boca Raton, Florida 33432
   800.456.5111
 -- CONTENTS
   2 Summary

   4 Additional information
     about principal investment
     strategies and risks

   6 Management
   6 Shareholder information
  10 Financial highlights

  11 Account application
  (Ivy Mackenzie Logo)

       [Ivy Funds Logo]

               , 2000             IVY INTERNATIONAL FUND ADVISOR CLASS SHARES

                          Ivy Fund is a registered open-end investment company consisting of eighteen separate portfolios. This
                          Prospectus relates to the Advisor Class shares of Ivy
                          International Fund (the "Fund"). The Fund also offers
                          Class A, Class B, Class C and Class I shares, which are described in a separate prospectus.



 The Securities and Exchange Commission            o CONTENTS
 has not approved or disapproved these               2  Summary
 securities or passed upon the adequacy              4  Additional information
 or accuracy of this Prospectus. Any                    about principal
 representation to the contrary is a                    investment
 criminal offense.                                      strategies and risks
                                                     6  Management
 Investments in the Fund are not deposits            6  Shareholder information
 of any bank and are not federally                   10 Financial highlights
 insured or guaranteed by the Federal                11 Account application
 Deposit Insurance Corporation or any
 other government agency.

                          OFFICERS
                          Keith J. Carlson, Chairman
                          James W. Broadfoot, President
                          C. William Ferris, Secretary/Treasurer
                          LEGAL COUNSEL
                          Dechert Price & Rhoads
                          Boston, Massachusetts
                          CUSTODIAN                           AUDITORS
                          Brown Brothers Harriman & Co.       PricewaterhouseCoopers LLP
                          Boston, Massachusetts               Fort Lauderdale, Florida
                          TRANSFER AGENT                      INVESTMENT MANAGER
                          Ivy Mackenzie Services Corp.        Ivy Management, Inc.
                          PO Box 3022                         700 South Federal Highway
                          Boca Raton, Florida 33431-0922      Boca Raton, Florida 33432
                          800.777.6472                        800.456.5111

[IVY LEAF LOGO]
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IVY INTERNATIONAL FUND
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(GLOBE ARTWORK)

2

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IVY
INTERNATIONAL
FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in equity securities (including common stock, preferred stock and securities convertible into common stock) principally traded in European, Pacific Basin and Latin American markets.

To enhance potential return, the Fund may invest in countries with new or comparatively undeveloped economies.

The Fund's manager uses a disciplined investment approach that focuses on:
o analyzing a company's financial statements;
o taking advantage of overvalued or undervalued markets; and
o building a portfolio that is diversified by both region and sector.

Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with new or developing economies.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

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     -- PERFORMANCE BAR CHART AND TABLE

     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     Since there were no Advisor Class shares outstanding as of December 31, 1999, the information presented below relates to the Fund's Class A shares exclusive of any applicable sales charges. The performance for Advisor Class shares would have been substantially similar to that of Class A shares, because all Fund shares are invested in the same portfolio of securities. Any differences in the returns for the Fund's Class A and Advisor Class shares would result from variations in their respective expense structures.

      ANNUAL TOTAL RETURNS                 for the years ending
      FOR CLASS A SHARES*                  December 31
      -----------------------------------------------------------

  (CHART)

YEAR
----
 90     (12.97%)
 91      16.93%
 92       0.07%
 93      48.37%
 94       3.92%
 95      12.65%
 96      19.72%
 97      10.38%
 98       7.34%
 99      21.05%

     Best quarter Q4 '98: 16.41%

     Worst quarter Q3 '90: (18.06%)

     *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower.

                                             for the periods ending
AVERAGE ANNUAL TOTAL RETURNS(*)              December 31, 1999
-------------------------------------------------------------------

                                                                   MSCI
                                                                   EAFE
                                                     CLASS A      INDEX
------------------------------------------------------------------------
Past year..........................................   14.09%       26.96%
Past 5 years.......................................   12.76%       12.83%
Past 10 years......................................   11.09%        7.01%

(*) Performance figures reflect any applicable sales charges.

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                             fees paid directly from
SHAREHOLDER FEES                             your investment
--------------------------------------------------------------------

Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)..........................     none
Maximum deferred sales charge (load) (as a percentage
of purchase price).....................................     none
Maximum sales charge (load) imposed on reinvested
dividends..............................................     none
Redemption fee(*)......................................     none
Exchange fee...........................................     none

ANNUAL FUND                            expenses that are
OPERATING EXPENSES                     deducted from Fund assets**
------------------------------------------------------------------

Management fees***......................................   1.00%
Distribution and/or service (12b-1) fees................    none
Other expenses..........................................   0.41%
Total annual Fund operating expenses....................   1.41%

  (*) If you choose to receive your redemption proceeds via Federal
      Funds wire, a $10 wire fee will be charged to your account. (**) The Fund had no Advisor Class shares outstanding. Percentages shown are estimates based on expenses for Class A shares. (***) Management fees are reduced to 0.90% for net assets over $2.5 billion.

--------------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

--------------
YEAR
--------------
1st    $  144
3rd       446
5th       771
10th    1,691

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IVY INTERNATIONAL FUND
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4

ADDITIONAL INFORMATION
ABOUT PRINCIPAL INVESTMENT
STRATEGIES AND RISKS

-- PRINCIPAL STRATEGIES
The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in equity securities principally traded in European, Pacific Basin and Latin American markets. The Fund invests in a variety of economic sectors and industry segments to reduce the effects of price volatility in any one area, and usually is invested in at least three different countries.

The Fund's manager focuses on expanding foreign economies and companies that generally have at least $1 billion in capitalization at the time of investment and a solid history of operations. Individual securities are selected on the basis of value indicators (such as earnings, cash flow, assets and long-term growth potential) and are reviewed for fundamental financial strength.

The Fund may from time to time take a temporary defensive position and invest without limit in U.S. Government securities, investment-grade debt securities (which are those rated in the four highest rating categories used by Moody's and S&P), and cash and cash equivalents such as commercial paper, short-term notes and other money market securities. When the Fund assumes such a defensive position it may not achieve its investment objective. Investing in debt securities also involves both interest rate and credit risk.

-- PRINCIPAL RISKS

GENERAL MARKET RISK:

As with any mutual fund, the value of the Fund's investments and the income they generate will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments.

The Fund's share value will decrease at any time during which its security holdings or other investment techniques are not performing as well as anticipated. You could lose money by investing in the Fund depending upon the timing of your initial purchase and any subsequent redemption or exchange.

OTHER RISKS: Since the Fund invests heavily in the equity securities of foreign issuers, it is more susceptible to the risks associated with these types of securities than a fund that invests primarily in the securities of U.S. issuers and/or debt securities. Following is a description of these risks, along with the risks commonly associated with the other securities and investment techniques that the Fund's portfolio manager considers important in achieving the Fund's investment objective or in managing the Fund's exposure to risk (and that could therefore have a significant effect on the Fund's returns). Other investment methods that the Fund may use (such as derivative investments), but that do not play a key role in the Fund's overall investment strategy, are described in the Fund's Statement of Additional Information (see back cover page for information on how you can receive a free copy).

- EQUITY SECURITIES: Equity securities typically represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller-company securities may also be higher than those of larger companies.

- DEPOSITORY RECEIPTS: The Fund may acquire interests in foreign issuers in the form of sponsored or unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and similar types of depository receipts. ADRs typically are issued by a U.S. bank or trust company and represent ownership of the underlying securities issued by a foreign corporation. GDRs and other types of depository receipts are usually issued by foreign banks or trust companies. The Fund's investments in ADRs, GDRs and other depository receipts are viewed as investments in the underlying securities.

  Depository receipts can be difficult to price and are not always exchange-listed. Unsponsored

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                                                                               5

  depository programs also are organized independently without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

- FOREIGN SECURITIES: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

  Other factors that can affect the value of the Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause the Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

- SPECIAL EMERGING-MARKET CONCERNS: The risks of investing in foreign securities are heightened in countries with developing economies. Among these additional risks are the following:
  - securities that are even less liquid and more volatile than those in more developed foreign countries;
  - less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
  - increased settlement delays;
  - abrupt changes in exchange rate regime or monetary policy;
  - unusually large currency fluctuations and currency conversion costs (see "Foreign Currencies" below); and
  - high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

- FOREIGN CURRENCIES: A number of the Fund's securities may be denominated in foreign currencies. The value of the Fund's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.

- FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND FORWARD FOREIGN CURRENCY CONTRACTS:
  The Fund may, but is not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movements). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the Fund's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

- ILLIQUID SECURITIES: The Fund may invest up to 15% of its net assets in illiquid securities, which are assets that may not be disposed of in the ordinary course of business within seven days at roughly the value at which the Fund has valued the assets. Some of these may be "restricted securities," which cannot be sold to the public without registration under the Securities Act of 1933 (in the absence of an exemption) or because of other legal or contractual restrictions on resale. There is a risk that the Fund will not

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IVY INTERNATIONAL FUND
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6

  be able to dispose of its illiquid securities on a timely basis at an acceptable price.

- WARRANTS: As a holder of certain securities, the Fund may have the opportunity to purchase warrants. The holder of a warrant pays for the right to purchase a given number of an issuer's shares at a specified price until the warrant expires. If a warrant is not exercised by the date of its expiration (such as when the underlying securities are no longer an attractive investment), the Fund would lose what it paid for the warrant.

- BORROWING: For temporary or emergency purposes (such as meeting shareholder redemption requests within the time periods specified under the Investment Company Act of 1940), the Fund may borrow up to 10% of the value of its total assets from qualified banks. Borrowing may exaggerate the effect on the Fund's share value of any increase or decrease in the value of the securities it holds. Money borrowed will also be subject to interest costs.

-- OTHER IMPORTANT INFORMATION

EUROPEAN MONETARY UNION: On January 1, 1999, a new European currency called the euro was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro is scheduled to be completed by December 31, 2001, at which time euro bills and coins will be put into circulation. The Fund could be affected by certain euro-related issues (such as accounting differences and valuation problems) during this transitional period. In addition, certain European Union members, including the United Kingdom, did not officially implement the euro and may cause market disruptions if they decide to do so.

MANAGEMENT

-- INVESTMENT ADVISOR
Ivy Management, Inc. ("IMI")
Via Mizner Financial Plaza
700 South Federal Highway, Suite 300
Boca Raton, Florida 33432

IMI provides investment advisory and business management services to the Fund. IMI is an SEC-registered investment advisor with over $6.2 billion in assets under management, and provides similar services to the other twenty series of Ivy Fund. For the Fund's fiscal year ended December 31, 1999, the Fund paid to IMI a fee equal to 1.00% of the Fund's average net assets.

-- PORTFOLIO MANAGER
Sheridan P. Reilly, Senior Vice President and Chief Investment Officer for International Equities at IMI, is the lead manager for the Fund supported by IMI's international equities team (comprised of portfolio managers and research analysts). Prior to joining IMI in April 2000, Mr. Reilly served as team leader for institutional international investing and was responsible for $14 billion in assets at Scudder Kemper Investments, Inc. in New York. While at Scudder Kemper Investments he was also part of the team that managed the $5.3 billion Scudder International Fund. Mr. Reilly has 15 years of professional investment experience. He holds a masters degree from Gregorian University, Rome, Italy and is a Chartered Financial Analyst.

Northern Cross Investments Limited ("Northern Cross") served as subadvisor to the Fund from July 1, 1990 through May 15, 2000 under an Agreement with IMI. For its services, Northern Cross received a fee from IMI that was equal, on an annual basis, to 0.60% of the first $1.5 billion in average net assets, 0.55% of the next $1 billion in average net assets and 0.50% of the Fund's average net assets over $2.5 billion.

SHAREHOLDER INFORMATION

-- PRICING OF FUND SHARES
The Fund calculates its share price by dividing the value of the Fund's net assets by the total number of its shares outstanding as of the close of regular trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the Exchange is open for trading (normally any weekday that is not a national holiday).

Each portfolio security that is listed or traded on a recognized stock exchange is valued at the security's last quoted sale price on

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                                                                               7

the exchange on which it is principally traded.

If no sale is reported at that time, the average between the last bid and asked prices is used. Securities and other Fund assets for which market prices are not readily available are priced at their fair value as determined by IMI in accordance with procedures approved by the Fund's Board of Trustees. IMI may also price a foreign security at its fair value if events materially affecting the estimated value of the security occur between the close of the foreign exchange on which the security is principally traded and the time as of which the Fund prices its shares. Fair-value pricing under these circumstances is designed to protect existing shareholders from the actions of short-term investors trading into and out of the Fund in an attempt to profit from short-term market movements. When such fair-value pricing occurs, there may be some period of time during which the Fund's share price and/or performance information is not available.

The number of shares you receive when you place a purchase or exchange order, and the payment you receive after submitting a redemption request, is based on the Fund's net asset value ("NAV") next determined after your instructions are received in proper form by Ivy Mackenzie Services Corp. ("IMSC") (the Fund's transfer agent) or by your registered securities dealer. Each purchase and redemption order is subject to any applicable sales charge (see "Choosing the appropriate class of shares" below). Since the Fund normally invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the Fund's share value may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

-- HOW TO BUY SHARES
Please read these sections carefully before investing.

Advisor Class shares are offered through this Prospectus only to the following investors:
- trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees;
- any account with assets of at least $10,000 if (a) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion, and where the investor pays such person as compensation for his advice and other services an annual fee of at least .50% on the assets in the account, or (b) such account is established under a "wrap fee" program and the account holder pays the sponsor of the program an annual fee of at least 0.50% on the assets in the account;
- officers and Trustees of Ivy Fund (and their relatives);
- directors and employees of Mackenzie Investment Management Inc. or its affiliates; and
- directors, officers, partners registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with IMDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person)

The following investment minimums, sales charges and expenses apply.
            -------------------------------------------------------

Minimum initial investment*..............  $10,000
Minimum subsequent investment*...........     $250
Initial sales charge.....................     none
CDSC.....................................     none
Service and distribution fees............     none

*Minimum initial and subsequent investments for retirement plans are $25.

-- SUBMITTING YOUR PURCHASE ORDER

INITIAL INVESTMENTS: Complete and sign the Account Application appearing at the end of this Prospectus. Enclose a check payable to Ivy International Fund. You should note on the check your wish to invest in Advisor Class shares (see above for minimum initial investments). Deliver your application materials to your registered representative or selling broker, or send them to one of the addresses below:

- BY REGULAR MAIL:

  Ivy Mackenzie Services Corp.
  P.O. Box 3022
  Boca Raton, FL 33431-0922

- BY COURIER:

  Ivy Mackenzie Services Corp.
  700 South Federal Hwy., Ste. 300
  Boca Raton, FL 33432-6114

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IVY INTERNATIONAL FUND
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8

-- BUYING ADDITIONAL SHARES
There are several ways to increase your investment in the Fund:

- BY MAIL: Send your check with a completed investment slip (attached to your account statement) or written instructions indicating the account registration, Fund number or name, and account number. Mail to one of the addresses above.

- THROUGH YOUR BROKER: Deliver to your registered representative or selling broker the investment slip attached to your statement, or written instructions, along with your payment.

- BY WIRE: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 800.777.6472. Wiring instructions are as follows:
    First Union National Bank of Florida
    Jacksonville, FL
    ABA #063000021
    Account #2090002063833
    For further credit to:
    Your Account Registration
    Your Fund Number and Account Number

- BY AUTOMATIC INVESTMENT METHOD: You can authorize to have funds electronically drawn each month from your bank account and invested as a purchase of shares into your Ivy International Fund account. Complete sections 6A and 7B of the Account Application.

-- HOW TO REDEEM SHARES

SUBMITTING YOUR REDEMPTION ORDER: You may redeem your Fund shares through your registered securities dealer or directly through IMSC. If you choose to redeem through your registered securities dealer, the dealer is responsible for transmitting redemption orders in proper form and in a timely manner. If you choose to redeem directly through IMSC, you have several ways to submit your request:

- BY MAIL: Send your written redemption request to IMSC at one of the addresses on the prior page. Be sure that all registered owners listed on the account sign the request. Medallion signature guarantees and supporting legal documentation may be required.

- BY TELEPHONE: Call IMSC at 800.777.6472 to redeem from your individual, joint or custodial account. To process your redemption order by telephone, you must have telephone redemption privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions. Requests by telephone can only be accepted for amounts up to $50,000.

- BY SYSTEMATIC WITHDRAWAL PLAN ("SWP"): You can authorize to have funds electronically drawn each month from your Ivy International Fund account and deposited directly into your bank account. Certain minimum balances and minimum distributions apply. Complete section 6B of the Account Application to add this feature to your account.

RECEIVING YOUR REDEMPTION PROCEEDS: You can receive redemption proceeds through a variety of payment methods:

- BY CHECK: Unless otherwise instructed in writing, checks will be made payable to the current account registration and sent to the address of record.

- BY FEDERAL FUNDS WIRE: Proceeds will be wired on the next business day to a pre-designated bank account. Your account will be charged $10 each time redemption proceeds are wired to your bank, and your bank may also charge you a fee for receiving a Federal Funds wire.

- BY ELECTRONIC FUNDS TRANSFER ("EFT"): For SWP redemptions only.

OTHER IMPORTANT REDEMPTION INFORMATION:

- If you own shares of more than one class of the Fund, the Fund will redeem first the shares having the highest 12b-1 fees, unless you instruct otherwise.

- The Fund may (on 60 days' notice) redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               9

- The Fund may take up to seven days (or longer in the case of shares recently purchased by check) to send redemption proceeds.

- The Fund may make payment for redeemed shares in the form of securities of the Fund taken at current values.

-- HOW TO EXCHANGE SHARES

You may exchange your Fund shares for shares of another Ivy fund, subject to certain restrictions (see "Important exchange information" below).

SUBMITTING YOUR EXCHANGE ORDER: You may submit an exchange request to IMSC as follows:

- BY MAIL: Send your written exchange request to IMSC at one of the addresses on page 7 of this Prospectus. Be sure that all registered owners listed on the account sign the request.

- BY TELEPHONE: Call IMSC at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions.

IMPORTANT EXCHANGE INFORMATION:
- You must exchange into the same share class you currently own.

-- Exchanges are considered
   taxable events and may
   result in a capital gain or a
   capital loss for tax purposes.

- It is the policy of the Fund to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. The Fund may therefore limit the frequency of exchanges by a shareholder, charge a redemption fee (in the case of certain funds), or cancel a shareholder's exchange privilege if at any time it appears that such market-timing strategies are being used. For example, shareholders exchanging more than five times in a 12-month period may be considered to be using market-timing strategies.

-- DIVIDENDS, DISTRIBUTIONS AND TAXES
- The Fund generally declares and pays dividends and capital gain distributions (if any) at least once a year.
- Dividends and distributions are "reinvested" in additional Fund shares unless you request to receive them in cash.
- Reinvested dividends and distributions are added to your account at NAV and are not subject to a sales charge regardless of which share class you own.
- Cash dividends and distributions can be sent to you:
  - BY MAIL: a check will be mailed to the address of record unless otherwise instructed.
  - BY ELECTRONIC FUNDS TRANSFER: your proceeds will be directly deposited into your bank account.

To change your dividend and/or distribution options, call IMSC at 800.777.6472.

Dividends ordinarily will vary from one class of shares to another. The Fund intends to declare and pay dividends annually. The Fund will distribute net investment income and net realized capital gains, if any, at least once a year. The Fund may make an additional distribution of net investment income and net realized capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code").

Dividends paid out of the Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to you as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares. Dividends are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares. While the Fund's manager may at times

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY INTERNATIONAL FUND
--------------------------------------------------------------------------------

10

pursue strategies that result in tax efficient outcomes for Fund shareholders, the manager does not generally manage the Fund to optimize tax efficiencies.

If shares of the Fund are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by the Fund.

Upon the sale or exchange of your Fund shares, you may realize a capital gain or loss, which will be long term or short term, generally depending upon how long you held your shares.

The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Fund distributions may be subject to state, local and foreign taxes. You should consult with your tax adviser as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund under applicable state or local law.

FINANCIAL HIGHLIGHTS

The Fund had no Advisor Class shares outstanding at December 31, 1999, and accordingly, no financial information is presented.

                                                    Account
                                                    Application
                                                    FUND USE ONLY

                                                    Account Number

                                                    Dealer/Branch/Rep

                                                    Account Type/Soc Cd

[IVY FUNDS LOGO]

       Please mail this application along with your
       check to:
       Ivy Mackenzie Services Corp.
       P.O. Box 3022, Boca Raton, Florida 33431-0922
       -----------------------------------------------
       This application should not be used for
       retirement accounts for which Ivy Fund (IBT) is
       custodian.
       -----------------------------------------------
        REGISTRATION
  1
--
       Name -------------------------
            -------------------------
            -------------------------
       Address -------------------------
       City ----------   State ---------- Zip -------
       Phone # (day) (     )
                     -------------------------------------
                                 Phone # (evening) (     )
                                 -----------------------------------------------

         -- Individual          -- UGMA/UTMA              -- Sole proprietor
         -- Joint tenant        -- Corporation            -- Trust
         -- Estate              -- Partnership            -- Other ------------------------------------
         Date of trust ---------------------------------  Minor's state of residence ------------------

        TAX I.D.
  2
--

         Citizenship:     -- U.S.     -- Other (please specify): ----------

       Social security #    -  -     or Tax identification #      -
                         -----------                         --------------
       Under penalties of perjury, I certify by signing in Section 8 that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because: (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or
       (b) the IRS has notified me that I am no longer subject to backup withholding. (Cross out item
       (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.)

        DEALER INFORMATION
  3
--

       The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

       Dealer name -----------------------------------

       Branch office address -------------------------
       City ----------   State ---------- Zip -------
       Representative's
       name ------------------------------------------------------------------
       Representative's # -----Representative's phone # -----
       Authorized signature of
       dealer -----------------------------------------------------------------

        INVESTMENTS
  4
--
       A. Enclosed is my check ($10,000 minimum) for $ ---------- made payable to Ivy International
          Fund.
          Please invest it in: Advisor Class shares.

       B. FOR DEALER USE ONLY

         Confirmed trade orders:   ------------------   ------------------   ------------------
                                     Confirm Number      Number of Shares        Trade Date

                                                   DETACH ON PERFORATION TO MAIL

        DISTRIBUTION OPTIONS
  5
--
      I would like to reinvest dividends and capital gains into additional shares in this account at net asset value unless a different option is checked below.

      A. --- Reinvest all dividends and capital gains into additional shares of the same class of a different Ivy fund account.

             Fund name: --------------------
             Account #: --------------------
      B. --- Pay all dividends in cash and reinvest capital gains into additional shares of the same class in this account or a different Ivy fund account.

             Fund name: --------------------
             Account #: --------------------
      C. --- Pay all dividends and capital gains in cash.

      I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN B OR C ABOVE, BE SENT
      TO: ----- the address listed in the registration
          ----- the special payee listed in Section 7A (by mail)
          ----- the special payee listed in Section 7B (by EFT)

        OPTIONAL SPECIAL FEATURES
  6
--
      A. AUTOMATIC INVESTMENT METHOD (AIM)

      --- I wish to have my bank account listed in section 7B automatically debited via EFT on a predetermined frequency and invested into my Ivy International Fund account listed below.

        1. Withdraw $            for each time period indicated below and invest
           my bank proceeds in Advisor Class shares of Ivy International Fund:

           Account #: --------------------

        2. Debit my bank account:
           --- Annually (on the --- day of the month of
           -----------------------).
           --- Semiannually (on the --- day of the months of
             --- and ---).
           --- Quarterly (on the --- day of the first/second/third
             month of each calendar quarter).               (CIRCLE ONE)
           --- Monthly*--- once per month on the --- day
                       --- twice per month on the ----- days
                       --- 3 times per month on the ----- days
                       --- 4 times per month on the ----- days
      B. SYSTEMATIC WITHDRAWAL PLANS (SWP)**

      --- I wish to have my Ivy International Fund account automatically debited on a predetermined frequency and the proceeds sent to me per my instructions below.

          1. Withdraw ($250 minimum) $----- for each time period indicated below from my Advisor Class shares of Ivy International Fund:
             Share class:   __ Class A  __ Class B  __ Class C

             Account #: --------------------

        2. Withdraw from my Ivy International Fund account:
           --- Annually (on the ----- day of the month of
             ----------).
           ---Semiannually (on the ----- day of the months of
             ----- and -----).
           --- Quarterly (on the ----- day of the first/second/third
             month of each calendar quarter.                (CIRCLE ONE)
           --- Monthly*--- once per month on the --- day
                       --- twice per month on the ----- days
                       --- 3 times per month on the ----- days
                       --- 4 times per month on the ----- days

        3. I request the withdrawal proceeds be:
           --- sent to the address listed in the registration
           --- sent to the special payee listed in section 7A or 7B. --- invested into additional shares of the same class of a different Ivy fund:

             Fund name: --------------------

             Account #: --------------------

      Note: A minimum balance of $10,000 is required to establish a SWP.

      6. OPTIONAL SPECIAL FEATURES (CONT.)

      C. FEDERAL FUNDS WIRE
         FOR REDEMPTION PROCEEDS**    --- yes    --- no

      By checking "yes" immediately above, I authorize IMSC to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (COMPLETE SECTION 7B).

      D. TELEPHONE EXCHANGES**    --- yes    --- no

      By checking "yes" immediately above, I authorize exchanges by telephone among the Ivy funds upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.
      If neither box is checked, the telephone exchange privilege will be provided automatically.

      E. TELEPHONIC REDEMPTIONS**    --- yes    --- no

      By checking "yes" immediately above, the Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

      If neither box is checked, the telephone redemption privilege will be provided automatically.

      * There must be a period of at least seven calendar days between each investment (AIM)/withdrawal (SWP) period.
      ** This option may not be used if shares are issued in certificate form.

        SPECIAL PAYEE
  7
--
      A. MAILING ADDRESS: Please send all disbursements to this payee:

      Name of bank or individual ----------
      Account # (if applicable) ----------
      Street ----------
      City ----------                    State -----                   Zip -----
      B. FED WIRE/EFT INFORMATION

      Financial institution ----------
      ABA # ----------
      Account # ----------
      Street ----------
      City ----------                    State -----                   Zip -----
                           (PLEASE ATTACH A VOIDED CHECK.)

        SIGNATURES
  8
--
          Investors should be aware that the failure to check "No" under Section 6D or 6E above means that the Telephone Exchange/ Redemption Privileges will be provided. The Fund employs reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "How to exchange shares" and "How to redeem shares" in the Prospectus for more information on these privileges.
          I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in
      Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.
          THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

      ---------------------------------------- --------------------
      Signature of Owner, Custodian, Trustee or                  Date
      Corporate Officer

      ---------------------------------------- --------------------
      Signature of Joint Owner, Co-Trustee or                    Date
      Corporate Officer

                          (Remember to sign Section 8)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     -- QUOTRON SYMBOLS AND CUSIP NUMBERS

----------------------------------------------------------------------------------------
                   CLASS                           SYMBOL                CUSIP
----------------------------------------------------------------------------------------
Ivy International Fund Advisor Class Shares          *                     *
----------------------------------------------------------------------------------------

*Symbol not assigned as of this printing.

(Ivy Funds Logo)

         -- HOW TO RECEIVE MORE
            INFORMATION ABOUT THE FUND

            Additional information about the Fund and its investments is contained in the Fund's Statement of Additional Information dated
                 , 2000 (the "SAI"), which is incorporated by reference into this Prospectus, and the Fund's annual and semiannual reports to shareholders. The Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI and annual and semiannual reports are available upon request and without charge from the Distributor at the following address and phone number:

            Ivy Mackenzie Distributors, Inc.
            Via Mizner Financial Plaza
            700 South Federal Highway, Ste. 300
            Boca Raton, FL 33432
            800.456.5111

            Information about the Fund (including the SAI and annual and semiannual reports) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (please call 1-202-942-8090 for further details). Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet Website (www.sec.gov), and copies of this information may be obtained, upon payment of a copying fee, by electronic request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-6009.

            Investment Company Act File No. 811-1028

01IIFXX0400

         -- SHAREHOLDER
            INQUIRIES

            Please call
            Ivy Mackenzie
            Services Corp.,
            the Fund's transfer agent,
            regarding any other
            inquiries about the Fund
            at 800.777.6472,
            e-mail us at
            invest@ivymackenzie.com
            or visit our web site at
            www.ivymackenzie.com.

                             IVY INTERNATIONAL FUND
                                   a series of

                                    IVY FUND
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432

                       STATEMENT OF ADDITIONAL INFORMATION

                              ADVISOR CLASS SHARES

                              _______________, 2000




         Ivy Fund (the "Trust") is an open-end management investment company that currently consists of eighteen portfolios, each of which (except for Ivy International Strategic Bond Fund) is diversified. This Statement of Additional Information ("SAI") relates to the Advisor Class shares of Ivy International Fund (the "Fund"). The other seventeen portfolios of the Trust are described in separate prospectuses and SAIs.

         This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund dated _____________, 2000 (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number printed below. Advisor Class shares are only offered to certain investors (see the Prospectus). The Fund also offers Class A, B, C and I shares, which are described in a separate prospectus and SAI that may also be obtained without charge from the Distributor.

         The Fund's Annual Report to shareholders, dated December 31, 1999 ( the "Annual Report"), is incorporated by reference into this SAI. The Annual Report may be obtained without charge from the Distributor. The Annual Report does not contain any information pertaining to the Fund's Advisor Class shares since they were not offered until _____________, 2000.

                               INVESTMENT MANAGER

                          Ivy Management, Inc. ("IMI")
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 777-6472

                                   DISTRIBUTOR

                    Ivy Mackenzie Distributors, Inc. ("IMDI")
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 456-5111

                                TABLE OF CONTENTS

GENERAL INFORMATION............................................................1
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS....................................1
         EQUITY SECURITIES.....................................................2
         CONVERTIBLE SECURITIES................................................2
         DEBT SECURITIES.......................................................3
         ILLIQUID SECURITIES...................................................5
         FOREIGN SECURITIES....................................................6
         DEPOSITORY RECEIPTS...................................................7
         EMERGING MARKETS......................................................7
         FOREIGN CURRENCIES....................................................8
         FOREIGN CURRENCY EXCHANGE TRANSACTIONS................................9
         OTHER INVESTMENT COMPANIES...........................................10
         REPURCHASE AGREEMENTS................................................10
         BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS....................10
         COMMERCIAL PAPER.....................................................11
         BORROWING............................................................11
         WARRANTS 11

         OPTIONS TRANSACTIONS.................................................11
         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS...................15
         SECURITIES INDEX FUTURES CONTRACTS...................................18
INVESTMENT RESTRICTIONS.......................................................20
PORTFOLIO TURNOVER............................................................22
TRUSTEES AND OFFICERS.........................................................23
SHARE OWNERSHIP...............................................................28
         CLASS A  ............................................................28
         CLASS B  ............................................................29
         CLASS C  ............................................................31
         CLASS I  ............................................................33
         ADVISOR CLASS........................................................33
INVESTMENT ADVISORY AND OTHER SERVICES........................................36
         BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES.................36
         DISTRIBUTION SERVICES................................................38
         CUSTODIAN............................................................39
         FUND ACCOUNTING SERVICES.............................................39
         TRANSFER AGENT AND DIVIDEND PAYING AGENT.............................39
         ADMINISTRATOR........................................................40
         AUDITORS ............................................................40
BROKERAGE ALLOCATION..........................................................40
CAPITALIZATION AND VOTING RIGHTS..............................................41
SPECIAL RIGHTS AND PRIVILEGES.................................................43
         AUTOMATIC INVESTMENT METHOD..........................................43
         EXCHANGE OF SHARES...................................................44
         RETIREMENT PLANS.....................................................44
         SYSTEMATIC WITHDRAWAL PLAN...........................................48
         GROUP SYSTEMATIC INVESTMENT PROGRAM..................................48
REDEMPTIONS...................................................................49
NET ASSET VALUE...............................................................50
TAXATION .....................................................................51
         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS..............52
         DEBT SECURITIES ACQUIRED AT A DISCOUNT...............................54
         DISTRIBUTIONS........................................................55
         DISPOSITION OF SHARES................................................56
         FOREIGN WITHHOLDING TAXES............................................56
         BACKUP WITHHOLDING...................................................57
PERFORMANCE INFORMATION.......................................................58
FINANCIAL STATEMENTS..........................................................62
APPENDIX A....................................................................63

                               GENERAL INFORMATION

         The Fund is organized as a separate, diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on December 21, 1983. The Fund commenced operations (Class A shares) on April 21, 1986. The inception date for Class B shares was October 23, 1993. The inception date for Class C shares was April 30, 1996. The inception date for Class I shares was October 6, 1994. The inception date for Advisor Class shares was ____________, 2000.

         Descriptions in this Statement of a particular investment practice or technique in which the Fund may engage or a financial instrument which the Fund may purchase are meant to describe the spectrum of investments that IMI, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. For example, IMI may, in its discretion, at any time employ a given practice, technique or instrument for one or more funds but not for all funds advised by it. It is also possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case the Fund would not use them. Investors should also be aware that certain practices, techniques, or instruments could, regardless of their relative importance in the Fund's overall investment strategy, from time to time have a material impact on the Fund's performance.

                  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

         The Fund has its own investment objectives and policies, which are described in the Prospectus under the captions "Summary" and "Additional Information About Strategies and Risks." Additional information regarding the characteristics and risks associated with the Fund's investment techniques is set forth below.

         The Fund's principal objective is long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. It is anticipated that at least 65% of the Fund's total assets will be invested in common stocks (and securities convertible into common stocks) principally traded in European, Pacific Basin and Latin American markets. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets.

         IMI invests the Fund's assets in a variety of economic sectors, industry segments and individual securities to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets. IMI seeks to identify rapidly expanding foreign economies, and then searches out growing industries and corporations, focusing on companies with established records. Individual securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength. Companies in which investments are made will generally have at least $1 billion in capitalization and a solid history of operations.

         When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poors Ratings Services ("S&P"), or if unrated, considered by IMI to be of comparable quality), preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to 10% of the value of its total assets from banks. The Fund may also purchase securities on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

EQUITY SECURITIES

         Equity securities can be issued by companies to raise cash; all equity securities represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller company stocks may also be higher than those of larger companies.

CONVERTIBLE SECURITIES

         The convertible securities in which the Fund may invest include corporate bonds, notes, debentures, preferred stock and other securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments that provide for a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

DEBT SECURITIES

         IN GENERAL. Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

         INVESTMENT-GRADE DEBT SECURITIES. Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). The Fund may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by IMI to be of comparable quality.

          U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayments, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, and may involve significantly greater price and yield volatility than traditional debt securities. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

         Securities issued by U.S. Government instrumentalities and certain Federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Association, and Student Loan Marketing Association.

         FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES. New issues of certain debt securities are often offered on a "when-issued" basis, meaning the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The Fund uses such investment techniques in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. In either instance, the Fund will maintain in a segregated account with its Custodian cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

ILLIQUID SECURITIES

         The Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable" (i.e., they cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale). This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for use by IMI in determining whether a security is illiquid.

         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, if so, could be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

         Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, IMI will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors IMI may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

FOREIGN SECURITIES

         The securities of foreign issuers in which the Fund may invest include non-U.S. dollar-denominated debt securities, Euro dollar securities, sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), American Depository Shares ("ADSs"), Global Depository Shares ("GDSs") and related depository instruments, and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in the Fund's domestic investments.

         Although IMI intends to invest the Fund's assets only in nations that are generally considered to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization, repatriation or confiscatory taxation, taxation on income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default on foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available for U.S. companies. Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

         Foreign bond markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

DEPOSITORY RECEIPTS

         ADRs, GDRs, ADSs, GDSs and related securities are depository instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company. These instruments evidence ownership of underlying securities issued by a U.S. or foreign corporation. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United States. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

EMERGING MARKETS

         The Fund could have significant investments in securities traded in emerging markets. Investors should recognize that investing in such countries involves special considerations, in addition to those set forth above, that are not typically associated with investing in United States securities and that may affect the Fund's performance favorably or unfavorably.

         In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, IMI believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which the Fund and its shareholders will benefit.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. Such risks include (i) less social, political and economic stability; (ii) a small market for securities and/or a low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of the Fund's investments. Further, many emerging markets have experienced and continue to experience high rates of inflation.

         Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain Eastern European countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to the Fund's net asset value.

         Certain Eastern European countries that do not have well-established trading markets are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

         Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), with respect to the custody of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

FOREIGN CURRENCIES

         Investment in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund's custodian values the Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

          Because the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in U.S. markets. The Fund's share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         The Fund may enter into forward foreign currency contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

         While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

         The Fund may purchase currency forwards and combine such purchases with sufficient cash or short-term securities to create unleveraged substitutes for investments in foreign markets when deemed advantageous. The Fund may also combine the foregoing with bond futures or interest rate futures contracts to create the economic equivalent of an unhedged foreign bond position.

         The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transactions costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

OTHER INVESTMENT COMPANIES

         The Fund may invest up to 10% of its total assets in the shares of other investment companies. As a shareholder of an investment company, the Fund would bear its ratable shares of the fund's expenses (which often include an asset-based management fee). The Fund could also lose money by investing in other investment companies, since the value of their respective investments and the income they generate will vary daily based on prevailing market conditions.

REPURCHASE AGREEMENTS

         Repurchase agreements are contracts under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. Under guidelines approved by the Board, the Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that IMI has approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily. The Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by IMI under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, the Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. The Fund's investments in certificates of deposit, time deposits, and bankers' acceptance are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan association which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IMI's opinion, of an investment quality comparable to other debt securities which may be purchased by the Fund. The Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

COMMERCIAL PAPER

         Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

BORROWING

         Borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

WARRANTS

         The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

OPTIONS TRANSACTIONS

         IN GENERAL. A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

         If the writer of a U.S. exchange-traded option wishes to terminate the obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date. Closing purchase transactions are not available for OTC transactions. In order to terminate an obligation in an OTC transaction, the Fund would need to negotiate this result with the counterparty to the transaction.

         The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that the Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when distributed by the Fund, are taxable as ordinary income. See "Taxation."

         The Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

         Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by the Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee. When the Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

         WRITING OPTIONS ON INDIVIDUAL SECURITIES. The Fund may write (sell) covered call options on the Fund's securities in an attempt to realize a greater current return than would be realized on the securities alone. The Fund may also write covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of the Fund, the Fund generally would write call options only in circumstances where the investment adviser to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

         A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund. Although the Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. The Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

         As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

         PURCHASING OPTIONS ON INDIVIDUAL SECURITIES. The Fund may purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. The Fund, as the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by the Fund for leverage purposes.

         The Fund may also purchase a put option on an underlying security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. The Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return. The Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

         PURCHASING AND WRITING OPTIONS ON SECURITIES INDICES. The Fund may purchase and sell (write) put and call options on securities indices. An index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included. Call options on indices are similar to call options on individual securities, except that, rather than giving the purchaser the right to take delivery of an individual security at a specified price, they give the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

         The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices have different multipliers.

         When the Fund writes a call or put option on a stock index, the option is "covered," in the case of a call, or "secured," in the case of a put, if the Fund maintains in a segregated account with the Custodian cash or liquid securities equal to the contract value. A call option is also covered if the Fund holds a call on the same index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided that the Fund maintains in a segregated account with the Custodian the difference in cash or liquid securities. A put option is also "secured" if the Fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or (ii) less than the exercise price of the put written, provided that the Fund maintains in a segregated account with the Custodian the difference in cash or liquid securities.

         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of a U.S. option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

         There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. Transfer of an OTC option is usually prohibited absent the consent of the original counterparty. There is no assurance that the Fund will be able to close out an OTC option position at a favorable price prior to its expiration. An OTC counterparty may fail to deliver or to pay, as the case may be. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

         When conducted outside the U.S., options transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:
(i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

          The Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions. See "Portfolio Turnover."

         The Fund's success in using options techniques depends, among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, timing of use and duration of options.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         IN GENERAL. The Fund may enter into futures contracts and options on futures contracts for hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or liquid securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures position.

         The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

         When purchasing a futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund, or, if lower, may cover the difference with cash or short-term securities.

         When selling a futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

         When selling a call option on a futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or covering the difference if the price is higher.

         When selling a put option on a futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or, if lower, the Fund may hold securities to cover the difference.

         FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

         An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

         The Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

         In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

         The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."

         RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

         Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

SECURITIES INDEX FUTURES CONTRACTS

         The Fund may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. The Fund will not engage in transactions in futures contracts for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "Exchange"). The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

         RISKS OF SECURITIES INDEX FUTURES. The Fund's success in using hedging techniques depends, among other things, on IMI's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

         The Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect. Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

         Although the Fund intends to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, the Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

         Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

         The Fund will only enter into index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC.

         When purchasing an index futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

         When selling an index futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in cash or liquid assets in a segregated account with the Fund's custodian).

         COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, and multiple currency transactions (including forward currency contracts) and some combination of futures, options, and currency transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

                            INVESTMENT RESTRICTIONS

         The Fund's investment objectives as set forth in the Prospectus under "Summary," and the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

          (i) The Fund has elected to be classified as a diversified series of an open-end investment company.

          (ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

          (iii)The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

          (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

          (v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

          (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

          (vii)The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

          (viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

          (i) invest in oil, gas or other mineral leases or exploration or development programs;

          (ii) invest in companies for the purpose of exercising control of management;

          (iii)invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

          (iv) borrow money, except for temporary purposes where investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made;

          (v)  purchase securities on margin;

          (vi) sell securities short;

          (vii)purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act;

          (viii) invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations of domestic banks or the U.S. Government, its agencies, authorities, and instrumentalities);

          (ix) hold more than 10% of the voting securities of any one issuer (except obligations of domestic banks or the U.S. Government, its agencies, authorities and instrumentalities); or

          (x) purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidation.

          Under the Investment Company Act of 1940, the Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation. The Fund will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

                               PORTFOLIO TURNOVER

         The Fund purchases securities that are believed by IMI to have above average potential for capital appreciation. Securities are disposed of in situations where it is believed that potential for such appreciation has lessened or that other securities have a greater potential. Therefore, the Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining the Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded.

                             TRUSTEES AND OFFICERS

         Each Fund's Board of Trustees (the "Board") is responsible for the overall management of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering each Fund's day-to-day operations.

          The Trustees and Executive Officers of the Trust, their business addresses and principal occupations during the past five years are:

---------------------------------------- --------------------------- -------------------------------------------------
          NAME, ADDRESS, AGE              POSITION WITH THE TRUST    BUSINESS AFFILIATIONS AND PRINCIPAL OCCUPATIONS
---------------------------------------- --------------------------- -------------------------------------------------


John S. Anderegg, Jr.                             Trustee            Chairman, Dynamics Research Corp. (instruments
60 Frontage Road                                                     and controls); Director, Burr-Brown Corp.
Andover, MA  01810                                                   (operational amplifiers); Director, Mass. High
Age:  76                                                             Tech. Council; Trustee of Mackenzie Series
                                                                     Trust (1992-1998).

James W. Broadfoot                         President and Trustee     President, Ivy Management, Inc. (1997 -
700 South Federal Highway                                            present); Executive Vice President, Ivy
Suite 300                                                            Management, Inc. (1996-1997); Senior Vice
Boca Raton, FL  33432                                                President, Ivy Management, Inc. (1992-1996);
Age:  57                                                             Director and Senior Vice President, Mackenzie
[*Deemed to be an "interested person"                                Investment Management Inc. (1995-present);
of the Trust, as defined under the                                   Senior Vice President, Mackenzie Investment
1940 Act.]                                                           Management Inc. (1990-1995); President and
                                                                     Trustee, Mackenzie Solutions (1999-2000).

Paul H. Broyhill                                  Trustee            Chairman, BMC Fund, Inc. (1983-present);
800 Hickory Blvd.                                                    Chairman, Broyhill Family Foundation, Inc.
Golfview Park-Box 500                                                (1983-present); Chairman, Broyhill Investments,
Lenoir, NC 28645                                                     Inc. (1997-present); Chairman and President,
Age:  76                                                             Broyhill Investments, Inc. (1983-1997);
                                                                     Chairman, Broyhill Timber Resources (1983-present);
                                                                     Management of a personal portfolio of
                                                                     fixed-income and  equity instruments (1983-present);
                                                                     Trustee  of Mackenzie Series Trust (1988-1998);
                                                                     Director of The Mackenzie Funds  Inc. (1988-1995).

Keith J. Carlson                            Chairman and Trustee     President, Chief Executive Officer and
700 South Federal Hwy.                                               Director, Mackenzie Investment Management Inc.
Suite 300                                                            (1999-present); Executive Vice President and
Boca Raton, FL  33432                                                Chief Operating Officer, Mackenzie Investment
Age:  43                                                             Management Inc. (1997-1999); Senior Vice
[*Deemed to be an "interested person"                                President, Mackenzie Investment Management Inc.
of the Trust, as defined under the                                   (1996-1997); Senior Vice President and
1940 Act.]                                                           Director, Mackenzie Investment Management Inc.
                                                                     (1994-1996); Chairman, Senior Vice President
                                                                     and Director, Ivy Management, Inc.
                                                                     (1994-present); Vice President, The Mackenzie
                                                                     Funds Inc. (1987-1995); Director, Ivy Mackenzie
                                                                     Services Corp. (1993-present); Senior Vice
                                                                     President and Director, Ivy Mackenzie Services
                                                                     Corp. (1996-1997); President and Director, Ivy
                                                                     Mackenzie Services Corp. (1993-1996); Trustee
                                                                     and President, Mackenzie Series Trust
                                                                     (1996-1998); Vice President, Mackenzie Series
                                                                     Trust (1994-1996); President, Chief Executive
                                                                     Officer and Director, Ivy Mackenzie
                                                                     Distributors, Inc. (1994-present); Chairman,
                                                                     Trustee and Principal Executive Officer,
                                                                     Mackenzie Solutions (1999-2000); President and
                                                                     Trustee, Mackenzie Solutions (1999).

Stanley Channick                                  Trustee            President and Chief Executive Officer, The
11 Bala Avenue                                                       Whitestone Corporation (insurance agency);
Bala Cynwyd, PA  19004                                               Chairman, Scott Management company
Age:  76                                                             (administrative services for insurance
                                                                     companies); President, The Channick Group
                                                                     (consultants to insurance companies and
                                                                     national trade associations); Trustee,
                                                                     Mackenzie Series Trust (1994-1998); Director,
                                                                     The Mackenzie Funds Inc. (1994-1995).

Roy J. Glauber                                    Trustee            Mallinckrodt Professor of Physics, Harvard
Lyman Laboratory of Physics                                          University (1974-present); Trustee. Mackenzie
Harvard University                                                   Series Trust (1994-1998).
Cambridge, MA  02138
Age:  74

Dianne Lister                                     Trustee            President and Chief Executive Officer, The
556 University Avenue                                                Hospital for Sick Children Foundation
Toronto, Ontario Canada                                              (1993-present).
L4J 2T4
Age:  47

Joseph G. Rosenthal                               Trustee            Chartered Accountant (1958-present); Trustee,
100 Jardine Drive                                                    Mackenzie Series Trust (1985-1998); Director,
Unit #12                                                             The Mackenzie Funds Inc. (1987-1995).
Concord, Ontario Canada
L4K 2T7
Age:  65

Richard N. Silverman                              Trustee            Honorary Trustee, Newton-Wellesley Hospital;
18 Bonnybrook Road                                                   Overseer, Beth Israel Hospital; Trustee, Boston
Waban, MA  02168                                                     Ballet; Overseer, Boston Children's Museum;
Age:  76                                                             Trustee, Ralph Lowell Society WGBH; Trustee,
                                                                     Newton Wellesley Charitable Foundation.

J. Brendan Swan                                   Trustee            Chairman and Chief Executive Officer, Airspray
4701 North Federal Hwy.                                              International, Inc.; Joint Managing Director,
Suite 465                                                            Airspray N.V (an environmentally sensitive
Pompano Beach, FL  33064                                             packaging company); Director, Polyglass LTD.;
Age:  70                                                             Director, Park Towers International; Director,
                                                                     The Mackenzie Funds Inc. (1992-1995); Trustee,
                                                                     Mackenzie Series Trust (1992-1998).

Edward M. Tighe                                   Trustee            Chief Executive Officer, CITCO Technology
P.O. Box 2160                                                        Management, inc. ("CITCO") (computer software
Ft. Lauderdale, FL  33064                                            development and consulting) (1999-2000);
Age:  57                                                             President and Director, Global Technology
                                                                     Management, Inc. (CITCO's predecessor)
                                                                     (1992-1998); Managing Director, Global Mutual
                                                                     Fund Services, Ltd. (financial services firm);
                                                                     President, Director and Chief Executive
                                                                     Officer, Global Mutual Fund Services, Inc.
                                                                     (1994-present).

C. William Ferris                           Secretary/Treasurer      Senior Vice President, Secretary/Treasurer and
700 South Federal Hwy.                                               Compliance Officer, Mackenzie Investment
Suite 300                                                            Management Inc. (2000-present); Senior Vice
Boca Raton, FL  33432                                                President, Chief Financial Officer
Age:  55                                                             Secretary/Treasurer and Compliance Officer,
                                                                     Mackenzie Investment Management Inc.
                                                                     (1995-2000); Senior Vice President,
                                                                     Secretary/Treasurer, Compliance Officer and
                                                                     Clerk, Ivy Management, Inc. (1994-present);
                                                                     Senior Vice President, Secretary/Treasurer and
                                                                     Director, Ivy Mackenzie Distributors, Inc.
                                                                     (1994-present); Director, President and Chief
                                                                     Executive Officer, Ivy Mackenzie Services Corp.
                                                                     (1997-present); President and Director, Ivy
                                                                     Mackenzie Services Corp. (1996-1997);
                                                                     Secretary/Treasurer and Director, Ivy Mackenzie
                                                                     Services Corp. (1993-1996);
                                                                     Secretary/Treasurer, The Mackenzie Funds Inc.
                                                                     (1993-1995); Secretary/Treasurer, Mackenzie
                                                                     Series Trust (1994-1998); Secretary/Treasurer,
                                                                     Mackenzie Solutions (1999-2000).


                               COMPENSATION TABLE

                                    IVY FUND

                      (FISCAL YEAR ENDED DECEMBER 31, 1999)



------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                                                                                                 TOTAL COMPENSA-TION
                                AGGREGATE        PENSION OR RETIREMENT     ESTIMATED ANNUAL      FROM TRUST AND FUND
                            COMPENSATION FROM     BENEFITS ACCRUED AS        BENEFITS UPON         COMPLEX PAID TO
     NAME, POSITION               TRUST          PART OF FUND EXPENSES        RETIREMENT              TRUSTEES*
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

John S. Anderegg, Jr.           $21,500                  N/A                     N/A                  $21,500
      (Trustee)

  James W. Broadfoot               $0                     N/A                     N/A                    $0
Trustee and President)
                       (
   Paul H. Broyhill              $20,500                  N/A                     N/A                  $20,500
      (Trustee)


   Keith J. Carlson                $0                     N/A                     N/A                    $0
(Trustee and Chairman)

   Stanley Channick              $21,500                  N/A                     N/A                  $21,500
      (Trustee)


    Roy J. Glauber               $21,500                  N/A                     N/A                  $21,500
      (Trustee)


    Dianne Lister                  $0                     N/A                     N/A                    $0
      (Trustee)


 Joseph G. Rosenthal             $21,500                  N/A                     N/A                  $21,500
      (Trustee)

 Richard N. Silverman            $21,500                  N/A                     N/A                  $21,500
      (Trustee)

   J. Brendan Swan               $21,500                  N/A                     N/A                  $21,500
      (Trustee)

   Edward M. Tighe
      (Trustee)                  $1,000                   N/A                     N/A                  $1,000

  C. William Ferris                $0                     N/A                     N/A                    $0
     (Secretary/
      Treasurer)


* The Fund complex consists of Ivy Fund.

                                 SHARE OWNERSHIP

         To the knowledge of the Trust as of _______, 2000, no shareholder owned beneficially or of record 5% or more of any Fund's outstanding shares of any class, with the following exceptions:

                  CLASS A

Of the outstanding Class A shares of:

          [___________________]

                 CLASS B

Of the outstanding Class B shares of:

          [___________________]

                 CLASS C

Of the outstanding Class C shares of:

          [___________________]

                  CLASS I

Of the outstanding Class I shares of:

          [___________________]

                  ADVISOR CLASS

Of the outstanding Advisor Class shares of:

          [___________________]

         As of _______, 2000, the Officers and Trustees of the Trust as a group owned beneficially or of record less than 1% of the outstanding Class A, Class B, Class C, Class I and Advisor Class shares of each of the eighteen Ivy funds that are series of the Trust, except that the Officers and Trustees of the Trust as a group owned [ ]% of [_________].

         PERSONAL INVESTMENTS BY EMPLOYEES OF IMI, IMDI AND THE TRUST. IMI, IMDI and the Trust have adopted a Code of Ethics and Business Conduct Policy (the "Code of Ethics"), which is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as each Fund, in compliance with Rule 17j-1 under the 1940 Act. The Code of Ethics permits employees of IMI, IMDI and the Trust to engage in personal securities transactions, including with respect to securities held by one or more Funds, subject to certain requirements and restrictions. Among other things, the Code of Ethics, which applies to portfolio managers, traders, research analysts and others involved in the investment advisory process, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions in certain securities may not be made, and requires the submission of duplicate broker confirmations and quarterly and annual reporting of securities transactions. Exceptions to certain provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate officers or compliance personnel.

                     INVESTMENT ADVISORY AND OTHER SERVICES

BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

         IMI provides business management and investment advisory services to the Fund pursuant to a Business Management and Investment Advisory Agreement (the "Agreement"). IMI is a wholly owned subsidiary of Mackenzie Investment Management Inc. ("MIMI"). MIMI, a Delaware corporation, has approximately 10% of its outstanding common stock listed for trading on the Toronto Stock Exchange ("TSE"). MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario whose shares are listed for trading on the TSE. MFC is registered in Ontario as a mutual fund dealer and advises Ivy Global Natural Resources Fund. IMI also currently acts as manager and investment adviser to the other series of Ivy Fund. IMI also provides business management services to Ivy Global Natural Resources Fund.

         The Agreement obligates IMI to make investments for the account of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Board. IMI also determines the securities to be purchased or sold by the Fund and places orders with brokers or dealers who deal in such securities.

         Under the Agreement, IMI also provides certain business management services. IMI is obligated to (1) coordinate with the Fund's Custodian and monitor the services it provides to the Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by the Fund or by IMI acting in some other capacity pursuant to a separate agreement or arrangements with the Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law;
(6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory agencies.

         The Fund pays IMI a monthly fee for its services at an annual rate of 1.00% of the first $2.5 billion of the Fund's average net assets, reduced to 0.90% for average daily net assets over $2.5 billion.

         For the fiscal years ended December 31, 1997, 1998 and 1999, the Fund paid IMI fees of $22,898,279, $26,278,962 and $23,577,176, respectively.

         Under the Agreement, the Trust pays the following expenses: (1) the fees and expenses of the Trust's Independent Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses; (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums;
(9) fees and expenses of the Trust's Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and
(13) fees and expenses of membership in industry organizations.

         The Agreement will continue in effect with respect to the Fund from year to year, only so long as the continuance is specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or (b) by the vote of a majority of the entire Board. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to the shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. See "Capitalization and Voting Rights."

         The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of the Fund, on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust. The Agreement shall terminate automatically in the event of its assignment.

DISTRIBUTION SERVICES

         IMDI, a wholly owned subsidiary of MIMI, serves as the exclusive distributor of Ivy Fund's shares pursuant to an Amended and Restated Distribution Agreement with the Trust dated March 16, 1999, as amended from time to time (the "Distribution Agreement"). IMDI distributes shares of the Fund through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI. IMDI distributes shares of the Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. IMDI is not obligated to sell any specific amount of Fund shares.

         The Fund has authorized IMDI to accept on its behalf purchase and redemption orders. IMDI is also authorized to designate other intermediaries to accept purchase and redemption orders on each Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary's authorized designee, accepts the order. Client orders will be priced at each Fund's Net Asset Value next computed after an authorized intermediary or the intermediary's authorized designee accepts them.

         Under the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

         The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by IMDI on 60 days' written notice to the Fund or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to IMDI. The Distribution Agreement shall terminate automatically in the event of its assignment.

         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. The Board has adopted a Rule 18f-3 plan on behalf of the Fund. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy fund; and (iii) the Fund's Class B shares will convert automatically into Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

CUSTODIAN

         Pursuant  to a  Custodian  Agreement  with the  Trust,  Brown  Brothers
Harriman & Co. (the "Custodian"), a private bank and member of the principal securities exchanges, located at 40 Water Street, Boston, Massachusetts 02109 (the "Custodian"), maintains custody of the assets of the Fund held in the United States. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, the Custodian has entered into subcustodial agreements for the holding of the Fund's foreign securities. With respect to the Fund, the Custodian may receive, as partial payment for its services to the Fund, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

FUND ACCOUNTING SERVICES

         Pursuant to a Fund Accounting Services Agreement, MIMI provides certain accounting and pricing services for the Fund. As compensation for those services, the Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million.

         During the fiscal year ended December 31, 1999, the Fund paid MIMI $220,210 under the agreement.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

         Pursuant to a Transfer Agency and Shareholder Service Agreement, Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI located at Via Mizner Financial Plaza, Ste. 300, 700 S. Federal Hwy., Boca Raton, Florida, 33432, is the transfer agent for the Fund. Under the Agreement, the Fund pays a monthly fee at an annual rate of $20.00 for each open Class A, Class B and Class C account. The Fund pays $10.25 per open Class I account. In addition, the Fund pays a monthly fee at an annual rate of $4.70 per account that is closed plus certain out-of-pocket expenses. Such fees and expenses for the fiscal year ended December 31, 1999 for the Fund totaled $4,713,633. Certain broker-dealers that maintain shareholder accounts with the Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. IMSC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., 0.10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

ADMINISTRATOR

         Pursuant to an Administrative Services Agreement, MIMI provides certain administrative services to the Fund. As compensation for these services, the Fund (except with respect to its Class I shares) pays MIMI a monthly fee at the annual rate of 0.10% of the Fund's average daily net assets. The Fund pays MIMI a monthly fee at the annual rate of 0.01% of its average daily net assets for Class I. Such fees for the fiscal year ended December 31, 1999 for the Fund totaled $2,216,778.

AUDITORS

          PricewaterhouseCoopers LLP, independent certified public accountants located at 200 E. Las Olas Blvd., Ste. 1700, Ft. Lauderdale, Florida, 33301, has been selected as auditors for the Trust. The audit services performed by PricewaterhouseCoopers LLP, include audits of the annual financial statements of each of the funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the funds' tax returns.

                              BROKERAGE ALLOCATION

         Subject to the overall supervision of the President and the Board, IMI places orders for the purchase and sale of the Fund's portfolio securities. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Purchases and sales of debt securities are usually principal transactions, and therefore brokerage commissions are usually not required to be paid by the Fund for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where IMI believes that a better price and execution are available elsewhere.

         IMI selects broker-dealers to execute transactions and evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with the services it provides to the Fund or the Trust. IMI may consider sales of shares of Ivy funds as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI may choose broker-dealers that provide IMI with research services and may cause a client to pay such broker-dealers commissions which exceed those other broker-dealers may have charged, if IMI views the commissions as reasonable in relation to the value of the brokerage and/or research services. IMI will not, however, seek to execute brokerage transactions other than at best price and execution, taking into account all relevant factors such as price, promptness of execution and other advantages to clients, including a determination that the commission paid is reasonable in relation to the value of the brokerage and/or research services.

         During the fiscal years ended December 31, 1997 and 1998, the Fund paid brokerage commissions of $2,987,187 and $1,728,009 respectively. For the fiscal year ended December 31, 1999, the Fund paid a total of $1,354,491 in brokerage commissions with respect to portfolio transactions aggregating $749,184,745.

         Brokerage commissions vary from year to year in accordance with the extent to which the Fund is more or less actively traded.

         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IMI deems to be a desirable investment for the Fund. While no minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for the Fund shares with securities and may discontinue accepting securities as payment for the Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and the Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

                        CAPITALIZATION AND VOTING RIGHTS

         The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of the Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.

         The Declaration of Trust of the Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have authorized eighteen series, each of which represents a fund. The Trustees have further authorized the issuance of Class A, Class B, and Class C shares for Ivy Money Market Fund, and Class A, Class B, Class C and Advisor Class shares for the Fund and Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy China Region Fund, Ivy Cundill Value Fund, Ivy Developing Markets Fund, Ivy European Opportunities Fund Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy International Strategic Bond Fund, Ivy US Blue Chip Fund, Ivy US Emerging Growth Fund and Ivy Next Wave Internet, as well as Class I shares for the Fund, Ivy Bond Fund, Ivy Cundill Value Fund, Ivy European Opportunities Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy International Strategic Bond Fund, Ivy US Blue Chip Fund and Ivy Next Wave Internet Fund. Under the Declaration of Trust, the Trustees may terminate any Fund without shareholder approval. This might occur, for example, if a Fund does not reach or fails to maintain an economically viable size.

          Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders of the Fund are entitled to vote alone on matters that only affect the Fund. All classes of shares of the Fund will vote together, except with respect to the distribution plan applicable to the Fund's Class A, Class B or Class C shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of the Fund, then the shareholders of the Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent certified public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

         As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or
(2) more than 50% of the outstanding shares of the Fund (or of the Trust).

         With respect to the submission to shareholder vote of a matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

         The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the Act were applicable.

         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

                          SPECIAL RIGHTS AND PRIVILEGES

         The Trust offers, and (except as noted below) bears the cost of providing, to investors the following rights and privileges. The Trust reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.

         Certain of the rights and privileges described below refer to funds, other than the Fund, whose shares are also distributed by IMDI. These funds are:
Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy China Region Fund, Ivy Cundill Value Fund, Ivy Developing Markets Fund, Ivy European Opportunities Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy International Strategic Bond Fund, Ivy Money Market Fund, Ivy US Blue Chip Fund, Ivy US Emerging Growth Fund and Ivy Next Wave Internet (the other seventeen series of the Trust). Shareholders should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

AUTOMATIC INVESTMENT METHOD

         The Automatic Investment Method, which enables a Fund shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares, except Class
I. The minimum initial and subsequent investment under this method is $50 per month (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to IMSC of telephone instructions or written notice. See "Automatic Investment Method" in the Prospectus. To begin the plan, complete Sections 6A and 7B of the Account Application.

EXCHANGE OF SHARES

         As described in the Prospectus, shareholders of the Fund have an exchange privilege with other Ivy funds. Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy fund into which the exchange is to be made.

RETIREMENT PLANS

         Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by IMDI may be purchased in a single application establishing a single account under the plan, and shares held in such an account may be exchanged among the Ivy funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders. Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

         Retirement Plan New Account Fee                 no fee
         Retirement Plan Annual Maintenance Fee          $10.00 per fund account

         For shareholders whose retirement accounts are diversified across several Ivy funds, the annual maintenance fee will be limited to not more than $20.

         The following discussion describes the tax treatment of certain tax-deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

         INDIVIDUAL RETIREMENT ACCOUNTS: Shares of the Fund may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMSC, who may impose a charge for establishing the account.

         An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or earned income to an IRA each year. If a husband and wife are both employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits. If both earn at least $2,000 per year, the maximum potential contribution is $4,000 per year for both. For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned income of the spouses is at least $4,000, a contribution of up to $2,000 may be made to each spouse's IRA. Rollover contributions are not subject to these limits.

         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, whether the individual's contribution to an IRA is fully deductible, partially deductible or not deductible depends on (i) adjusted gross income and (ii) whether it is the individual or the individual's spouse who is an active participant, in the case of married individuals filing jointly. Contributions may be made up to the maximum permissible amount even if they are not deductible. Rollover contributions are not includable in income for Federal income tax purposes and therefore are not deductible from it.

         Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA, amounts withdrawn and used to pay for deductible medical expenses and amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums, amounts used to pay certain qualified higher education expenses, and amounts used within 120 days of the date the distribution is received to pay for certain first-time homebuyer expenses. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax.

         ROTH IRAS: Shares of the Fund also may be used as a funding medium for a Roth Individual Retirement Account ("Roth IRA"). A Roth IRA is similar in numerous ways to the regular (traditional) IRA, described above. Some of the primary differences are as follows.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000. An individual whose adjusted gross income exceeds the maximum phase-out amount cannot contribute to a Roth IRA.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. Contributions to a Roth IRA are not deductible. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one time use), or upon death or disability. All other distributions from a Roth IRA (other than the amount of nondeductible contributions) are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: reaching age 59 1/2, death, disability, deductible medical expenses, the purchase of health insurance for certain unemployed individual and qualified higher education expenses.

         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

         QUALIFIED PLANS: For those self-employed individuals who wish to purchase shares of one or more Ivy funds through a qualified retirement plan, an Agreement and a Retirement Plan are available from IMSC. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $150,000 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

         Corporate   employers  may  also  adopt  the  Custodial  Agreement  and
Retirement   Plan  for  the  benefit  of  their  eligible   employees.   Similar
contribution and deduction rules apply to corporate employers.

         Distributions from the Retirement Plan generally are made after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled; (4) uses the withdrawal to pay tax-deductible medical expenses; (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (6) rolls over the distribution.

         The Transfer Agent will arrange for Investors Bank & Trust to furnish custodial services to the employer and any participating employees.

         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code") permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from IMSC.

         Distributions from the 403(b)(7) Account may be made only following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled; (3) uses the withdrawal to pay tax-deductible medical expenses; (4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (5) rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may deduct contributions to a SEP up to the lesser of $30,000 or 15% of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

         SIMPLE PLANS: An employer may establish a SIMPLE IRA or a SIMPLE 401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $6,000 a year (as indexed). Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if the employer maintains or maintained any other qualified retirement plan with respect to which any contributions or benefits have been credited.

SYSTEMATIC WITHDRAWAL PLAN

         An Advisor Class shareholder may establish a Systematic Withdrawal Plan (a "Withdrawal Plan"), by telephone instructions or by delivery to IMSC of a written election to have his or her shares withdrawn periodically (minimum distribution amount - $250), accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder. To be eligible to elect a Withdrawal Plan, a shareholder must have at least $10,000 in his or her account. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

         A redemption under a Withdrawal Plan is a taxable event. Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisers.

         Additional investments made by investors participating in a Withdrawal Plan must equal at least $250 each while the Withdrawal Plan is in effect.

         An investor may terminate his or her participation in the Withdrawal Plan at any time by delivering written notice to IMSC. If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate automatically. The Trust or IMSC may terminate the Withdrawal Plan option at any time after reasonable notice to shareholders.

GROUP SYSTEMATIC INVESTMENT PROGRAM

         Shares of the Fund may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of the Fund are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) that for each twelve-month period (or portion thereof) that the account is maintained. The Trust may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The Trust reserves the right to change these fees from time to time without advance notice.

                                   REDEMPTIONS

         Shares of the Fund are redeemed at their net asset value next determined after a proper redemption request has been received by IMSC. Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

         Under unusual circumstances, when the Board deems it in the best interest of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of that Fund taken at current values. If any such redemption in kind is to be made, each Fund may make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the particular Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of that Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

         The Trust may redeem those Advisor Class accounts of shareholders who have maintained an investment, including sales charges paid, of less than $10,000 in the Fund for a period of more than 12 months. All Advisor Class accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable. The $10,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.

         If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                                 NET ASSET VALUE

         The net asset value per share of the Fund is computed by dividing the value of the Fund's aggregate net assets (i.e., its total assets less its liabilities) by the number of the Fund's shares outstanding. For purposes of determining the Fund's aggregate net assets, receivables are valued at their realizable amounts. The Fund's liabilities, if not identifiable as belonging to a particular class of the Fund, are allocated among the Fund's several classes based on their relative net asset size. Liabilities attributable to a particular class are charged to that class directly. The total liabilities for a class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount is divided by the number of shares of the class outstanding to produce its net asset value per share.

         A  security  listed or traded on a  recognized  stock  exchange  or The
Nasdaq Stock Market, Inc. ("Nasdaq") is valued at the security's last quoted sale price on the exchange on which the security is principally traded. If no sale is reported at that time, the average between the last bid and asked price (the "Calculated Mean") is used. Unless otherwise noted herein, the value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. All other securities for which OTC market quotations are readily available are valued at the Calculated Mean.

         A debt security normally is valued on the basis of quotes obtained from at least two dealers (or one dealer who has made a market in the security) or pricing services that take into account appropriate valuation factors. Interest is accrued daily. Money market instruments are valued at amortized cost, which the Board believes approximates market value.

         An exchange-traded option is valued at the last sale price on the exchange on which it is principally traded, if available, and otherwise is valued at the last sale price on the other exchange(s). If there were no sales on any exchange, the option shall be valued at the Calculated Mean, if possible, and otherwise at the last offering price, in the case of a written option, and the last bid price, in the case of a purchased option. An OTC option is valued at the last offering price, in the case of a written option, and the last bid price, in the case of a purchased option. Exchange listed and widely-traded OTC futures (and options thereon) are valued at the most recent settlement price.

         Securities and other assets for which market prices are not readily available are priced at their "fair value" as determined by IMI in accordance with procedures approved by the Board. Trading in securities on many foreign securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange (e.g., any of the national business holidays identified below). If events materially affecting the value of the Fund's portfolio securities occur between the time when a foreign exchange closes and the time when the Fund's net asset value is calculated (see following paragraph), such securities may be valued at fair value as determined by IMI in accordance with procedures approved by the Board.

         Portfolio securities are valued (and net asset value per share is determined) as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) on each day the Exchange is open for trading. The Exchange and the Trust's offices are expected to be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of the Fund's Custodian or the Exchange close early as a result of a partial holiday or otherwise, the Trust reserves the right to advance the time on that day by which purchase and redemption requests must be received.

         The number of shares you receive when you place a purchase order, and the payment you receive after submitting a redemption request, is based on the Fund's net asset value next determined after your instructions are received in proper form by IMSC or by your registered securities dealer. Each purchase and redemption order is subject to any applicable sales charge. Since the Fund invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the Fund's net asset value may change on days when shareholders will not be able to purchase or redeem the Fund's shares. The sale of the Fund's shares will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in the Fund's best interest to do so.

                                    TAXATION

         The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in the Fund. The Fund is not managed for tax-efficiency.

         The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

         As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

         The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Some of the options, futures and foreign currency forward contracts in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, as described below, foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

         The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

         Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

         Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

         The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. The Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

         The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

DISTRIBUTIONS

         Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable to shareholders as long-term capital gains whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares; such distributions are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the distribution date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

FOREIGN WITHHOLDING TAXES

         Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

         If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

         Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if the Fund fails to satisfy these holding period requirements, it cannot elect to pass through to shareholders the ability to claim a deduction for related foreign taxes.

         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

BACKUP WITHHOLDING

         The Fund will be required to report to the Internal Revenue Service ("IRS") all taxable distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

         Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Fund or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                             PERFORMANCE INFORMATION

         Performance information for the classes of shares of the Fund may be compared, in reports and promotional literature, to: (i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

         AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized average annual total return ("Standardized Return") for a specific class of shares of the Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that class of the Fund made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

         P(1 + T){superscript n} = ERV

         Where:  P    =  a hypothetical initial payment of $1,000 to purchase
                          shares of a specific class

                 T    =  the average annual total return of shares of that class

                 n    =  the number of years

                 ERV     = the ending  redeemable  value of a
                         hypothetical  $1,000 payment made at
                         the beginning of the period.

         For purposes of the above computation for the Fund, it is assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional Advisor Class shares during the designated period. Standardized Return quotations for the Fund do not take into account any required payments for federal or state income taxes. Standardized Return quotations are determined to the nearest 1/100 of 1%.

         The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return").

         The following table summarizes the calculation of Standardized and Non-Standardized Return for the Class A shares of the Fund for the periods indicated. Since there were no Advisor Class shares outstanding as of December 31, 1999, the information presented below relates to the Fund's Class A shares exclusive of any applicable sales charges. The performance for Advisor Class shares would have been substantially similar to that of Class A shares because all Fund shares are invested in the same portfolio of securities. Any differences in returns for the Fund's Class A and Advisor Class shares would result from variations in their respective expense structures.

                                                 STANDARDIZED RETURN[*]
                          CLASS A[1]

Year ended December 31,   14.09%
1999

Five years ended          12.76%
December 31, 1999

Ten years ended           11.09%
December 31, 1999

 Inception [#] to year    14.43%
ended December 31,
1999[4]:

                                               NON-STANDARDIZED RETURN[**]
                          CLASS A[2]

Year ended December 31,   21.05%
1999

Five years ended          14.10%
December 31, 1999

Ten years ended           11.75%
December 31, 1999

Inception [#] to year     14.93%
ended December 31,
1999[3]:

         [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The  inception  date for the Fund  (Class A  shares)  was April 21,
1986.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one, five and ten year periods ended December 31, 1999 would have been 14.43%, 14.09%, 12.76%, and 11.08%, respectively.

         [2] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one, five and ten year periods ended December 31, 1999 would have been 14.93%, 21.05%, 14.10%, and 11.74% respectively.

         [3] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

         CUMULATIVE TOTAL RETURN. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 in a specific class of shares of the Fund for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in the Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific class of shares of the Fund over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

         C = (ERV/P) - 1

         Where:    C       =    cumulative total return

                   P       =    a hypothetical initial investment
                                of $1,000 to purchase shares of a specific class

                   ERV     =    ending  redeemable value:
                                ERV  is the  value,  at the
                                end   of   the   applicable
                                period,  of a  hypothetical
                                $1,000  investment  made at
                                the    beginning   of   the
                                applicable period.

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

                 ONE YEAR        FIVE YEARS  TEN YEARS      SINCE INCEPTION [*]

    Class A      14.09%            82.30%     186.21%          532.43%

The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

                 ONE YEAR         FIVE YEARS   TEN YEARS     SINCE INCEPTION [*]

    Class A      21.05%             93.42%      203.68%         571.02%

[*] The inception date for the Fund (Class A shares) was April 21, 1986.

         OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

         Performance  quotations  for  the  Fund  will  vary  from  time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding the Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

         The Fund may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications as, among others: AAII Journal, Barron's, Boston Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's Digest, Consumer Guide Publications, Changing Times, Financial Planning, Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's Daily, Los Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund Values, National Underwriter, Nelson's Directory of Investment Managers, New York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland Tribune, Pension World, Pensions and Investment Age, Personal Investor, Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall Street Journal, and Washington Post.

                              FINANCIAL STATEMENTS

          The Fund's Portfolio of Investments as of December 31, 1999, Statement of Assets and Liabilities as of December 31, 1999, Statement of Operations for the fiscal year ended December 31, 1999, Statement of Changes in Net Assets for the fiscal year ended December 31, 1999, Financial Highlights, Notes to Financial Statements, and Report of Independent Certified Public Accountants, which are included in the Fund's December 31, 1999 Annual Report to shareholders, are incorporated by reference into this SAI.

                                   APPENDIX A

           DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP ("S&P") AND
              MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE

                        BOND AND COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue (Moody's Investors Service, New York, 1994), and "Standard & Poor's Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New York, 1997).]

MOODY'S:

         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa by Moody's are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers voted Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

         (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

         Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

PART C.  OTHER INFORMATION

Item 23: Exhibits:

          (a) Articles of Incorporation:

               (1) Amended and Restated Declaration of Trust dated December 10, 1992, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (2)  Redesignation   of  Shares  of   Beneficial   Interest   and
                    Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest (No Par Value) filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (3) Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (4) Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (5) Establishment and Designation of Additional Series (Ivy Emerging Growth Fund), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (6)  Redesignation of Shares (Ivy Growth with Income  Fund--Class
                    A) and Establishment and Designation of Additional Class (Ivy Growth with Income Fund--Class C), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (7) Redesignation of Shares (Ivy Emerging Growth Fund--Class A, Ivy Growth Fund--Class A and Ivy International Fund--Class
                    A), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (8) Establishment and Designation of Additional Series (Ivy China Region Fund), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (9) Establishment and Designation of Additional Class (Ivy China Region Fund--Class B, Ivy Emerging Growth Fund--Class B, Ivy Growth Fund--Class B, Ivy Growth with Income Fund--Class B and Ivy International Fund--Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (10) Establishment  and  Designation  of  Additional  Class  (Ivy
                    International Fund--Class I), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (11) Establishment  and  Designation  of Series and Classes  (Ivy
                    Latin American Strategy Fund--Class A and Class B, Ivy New Century Fund--Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (12) Establishment  and  Designation  of Series and Classes  (Ivy
                    International Bond Fund--Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (13) Establishment  and  Designation  of Series and Classes  (Ivy
                    Bond Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term US Government Securities Fund (now known as Ivy Short-Term Bond Fund) -- Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (14) Redesignation of Ivy Short-Term U.S.  Government  Securities
                    Fund as Ivy Short-Term Bond Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (15) Redesignation of Shares (Ivy Money Market  Fund--Class A and
                    Ivy Money Market Fund--Class B), filed with Post-Effective Amendment No. 84 and incorporated by reference herein.

               (16) Form of  Establishment  and Designation of Additional  Class
                    (Ivy Bond Fund--Class C; Ivy Canada Fund--Class C; Ivy China Region Fund--Class C; Ivy Emerging Growth Fund--Class C; Ivy Global Fund--Class C; Ivy Growth Fund--Class C; Ivy Growth with Income Fund--Class C; Ivy International Fund--Class C; Ivy Latin America Strategy Fund--Class C; Ivy International Bond Fund--Class C; Ivy Money Market Fund--Class C; Ivy New Century Fund--Class C), filed with Post-Effective Amendment No. 84 and incorporated by reference herein.

               (17) Establishment  and  Designation  of Series and Classes  (Ivy
                    Global Science & Technology Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 86 and incorporated by reference herein.

               (18) Establishment  and  designation  of Series and Classes  (Ivy
                    Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

               (19) Establishment  and  designation  of Series and Classes  (Ivy
                    Pan-Europe Fund--Class A, Class B and Class C), filed with Post-Effective Amendment No. 92 and incorporated by reference herein.

               (20) Establishment  and  designation  of Series and Classes  (Ivy
                    International  Fund  II--Class A, Class B, Class C and Class
                    I), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

               (21) Form of  Establishment  and Designation of Additional  Class
                    (Ivy Asia Pacific Fund--Advisor Class; Ivy Bond Fund--Advisor Class; Ivy Canada Fund--Advisor Class; Ivy China Region Fund--Advisor Class; Ivy Emerging Growth Fund--Advisor Class; Ivy Global Fund--Advisor Class; Ivy Global Natural Resources Fund--Advisor Class; Ivy Global Science & Technology Fund--Advisor Class; Ivy Growth Fund--Advisor Class; Ivy Growth with Income Fund--Advisor Class; Ivy International Bond Fund--Advisor Class; Ivy International Fund II--Advisor Class; Ivy International Small Companies Fund--Advisor Class; Ivy Latin America Strategy Fund--Advisor Class; Ivy New Century Fund--Advisor Class; Ivy Pan-Europe Fund--Advisor Class), filed with Post-Effective Amendment No. 96 and incorporated by reference herein.

               (22) Redesignations  of Series and Classes (Ivy  Emerging  Growth
                    Fund redesignated as Ivy US Emerging Growth Fund; Ivy New Century Fund redesignated as Ivy Developing Nations Fund; and, Ivy Latin America Strategy Fund redesignated as Ivy South America Fund), filed with Post-Effective Amendment No. 97 to Registration Statement 2-17613 and incorporated by reference herein.

               (23) Redesignation  of Series and Classes and  Establishment  and
                    Designation of Additional Class (Ivy International Bond Fund redesignated as Ivy High Yield Fund; Class I shares of Ivy High Yield Fund established), filed with Post-Effective Amendment No. 98 to Registration Statement 2-17613 and incorporated by reference herein.

               (24) Establishment  and designation of Series and Classes (Ivy US
                    Blue Chip Fund--Class A, Class B, Class C, Class I and Advisor Class), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

               (25) Redesignation  of Series  and  Classes  (Ivy High Yield Fund
                    redesignated as Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

               (26) Establishment  and  designation  of Series and Classes  (Ivy
                    European Opportunities Fund -- Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

               (27) Establishment  and  designation  of Series and Classes  (Ivy
                    Cundill Value Fund -- Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 113 and incorporated by reference herein.

               (28) Establishment and designation of Series and Classes Ivy Next
                    Wave Internet Fund -- Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 113 and incorporated by reference herein.

               (29) Establishment  and  Designation  of  Additional  Class  (Ivy
                    International   Fund--Advisor   Class),   filed   with  this
                    Post-Effective Amendment No. 117.

          (b) By-laws:

               (1) By-Laws, as amended, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (c) Instruments Defining the Rights of Security Holders:

               (1) Specimen Securities for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 49 and incorporated by reference herein.

               (2)  Specimen  Security for Ivy Emerging Growth Fund,  filed with
                    Post-Effective   Amendment  No.  70  and   incorporated   by
                    reference herein.

               (3)  Specimen  Security  for Ivy China  Region  Fund,  filed with
                    Post-Effective   Amendment  No.  74  and   incorporated   by
                    reference herein.

               (4) Specimen Security for Ivy Latin American Strategy Fund, filed with Post-Effective Amendment No. 75 and incorporated by reference herein.

               (5)  Specimen  Security  for Ivy New  Century  Fund,  filed  with
                    Post-Effective   Amendment  No.  75  and   incorporated   by
                    reference herein.

               (6) Specimen Security for Ivy International Bond Fund, filed with Post-Effective Amendment No. 76 and incorporated by reference herein.

               (7) Specimen Securities for Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 77 and incorporated by reference herein.

         (d)      Investment Advisory Contracts:

               (1) Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. and Supplements for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (2) Subadvisory Contract by and among Ivy Fund, Ivy Management, Inc. and Boston Overseas Investors, Inc., filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (3) Assignment Agreement relating to Subadvisory Contract, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (4) Business Management and Investment Advisory Agreement Supplement for Ivy Emerging Growth Fund, filed with
                    Post-Effective Amendment No. 102 and incorporated by reference herein.

               (5) Business Management and Investment Advisory Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (6) Business Management and Investment Advisory Supplement for Ivy Latin America Strategy Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (7) Business Management and Investment Advisory Agreement Supplement for Ivy New Century Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (8) Business Management and Investment Advisory Agreement Supplement for Ivy International Bond Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (9) Business Management and Investment Advisory Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (10) Master Business  Management  Agreement  between Ivy Fund and
                    Ivy Management, Inc., filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (11) Supplement to Master Business Agreement between Ivy Fund and
                    Ivy Management, Inc. (Ivy Canada Fund), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (12) Investment Advisory Agreement between Ivy Fund and Mackenzie
                    Financial Corporation, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (13) Form  of  Supplement  to  Master  Business   Management  and
                    Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 86 and incorporated by reference herein.

               (14) Form  of  Supplement  to  Master  Business   Management  and
                    Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

               (15) Form of Supplement to Master Business  Management  Agreement
                    between Ivy Fund and Ivy Management, Inc. (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

               (16) Form of Supplement to Investment  Advisory Agreement between
                    Ivy Fund and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

               (17) Form  of  Supplement  to  Master  Business   Management  and
                    Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

               (18) Form  of  Supplement  to  Master  Business   Management  and
                    Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy International Fund II), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

               (19) Addendum  to  Master  Business   Management  and  Investment
                    Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

               (20) Supplement  to Master  Business  Management  and  Investment
                    Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

               (21) Supplement  to Master  Business  Management  and  Investment
                    Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

               (22) Supplement  to Master  Business  Management  and  Investment
                    Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

               (23) Supplement  to Master  Business  Management  and  Investment
                    Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy European Opportunities Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

               (24) Subadvisory  Agreement  between  Ivy  Management,  Inc.  and
                    Henderson Investment Management Limited (Ivy International Small Companies Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

               (25) Amendment to Subadvisory  Agreement  between Ivy Management,
                    Inc. and Henderson Investment Management Limited (Ivy European Opportunities Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

               (26) Supplement  to Master  Business  Management  and  Investment
                    Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) filed with Post-Effective Amendment No. 114 and incorporated by reference herein.

               (27) Subadvisory Agreement between Ivy Management, Inc. and Peter
                    Cundill & Associates, Inc. (Ivy Cundill Value Fund) filed with Post-Effective Amendment No. 114 and incorporated by reference herein.

         (e)   Underwriting Contracts:

               (1) Dealer Agreement, as amended, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (2)  Amended  and  Restated  Distribution  Agreement,  filed with
                    Post-Effective   Amendment  No.  102  and   incorporated  by
                    reference herein.

               (3) Addendum to Amended and Restated Distribution Agreement, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (4) Addendum to Amended and Restated Distribution Agreement (Ivy Money Market Fund--Class A and Class B), filed with Post-Effective Amendment No. 84 and incorporated by reference herein.

               (5) Form of Addendum to Amended and Restated Distribution Agreement (Class C), filed with Post-Effective Amendment No. 84 and incorporated by reference herein.

               (6) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 86 and incorporated by reference herein.

               (7) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C, and Class I), filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

               (8) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Pan-Europe Fund--Class A, Class B and Class
                    C), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

               (9) Form of Addendum to Amended and Restated Distribution Agreement (Ivy International Fund II--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

               (10) Form  of  Addendum  to  Amended  and  Restated  Distribution
                    Agreement   (Advisor  Class),   filed  with   Post-Effective
                    Amendment No. 96 and incorporated by reference herein.

               (11) Addendum to Amended and Restated Distribution Agreement (Ivy
                    Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

               (12) Addendum to Amended and Restated Distribution Agreement (Ivy
                    High Yield Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

               (13) Addendum to Amended and Restated Distribution Agreement (Ivy
                    US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

               (14) Addendum to Amended and Restated Distribution Agreement (Ivy
                    International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

               (15) Addendum to Amended and Restated Distribution Agreement (Ivy
                    European   Opportunities  Fund)  filed  with  Post-Effective
                    Amendment No. 110 and incorporated by reference herein.

               (16) Amended  and  Restated  Distribution  Agreement,  filed with
                    Post-Effective   Amendment  No.  110  and   incorporated  by
                    reference herein.

               (17) Addendum to Amended and Restated Distribution Agreement (Ivy
                    Cundill Value Fund and Ivy Next Wave Internet Fund) filed with Post-Effective Amendment No. 114 and incorporated by reference herein.

               (18) Addendum to Amended and Restated Distribution Agreement (Ivy
                    International   Fund  -  Advisor   Class)  filed  with  this
                    Post-Effective Amendment No. 117.

         (f)   Bonus or Profit Sharing Contracts:  Inapplicable.

         (g)   Custodian Agreements:

               (1) Custodian Agreement between Ivy Fund and Brown Brothers Harriman & Co., filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (2) Foreign Custody Manager Delegation Agreement between Ivy Fund and Brown Brothers Harriman & Co., filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

         (h)   Other Material Contracts:

               (1) Master Administrative Services Agreement between Ivy Fund and Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (2) Addendum to Administrative Services Agreement Supplement for Ivy International Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (3)  Administrative   Services   Agreement   Supplement  for  Ivy
                    Emerging Growth Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (4) Administrative Services Agreement Supplement for Ivy Money Market Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (5) Administrative Services Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (6) Administrative Services Agreement Supplement for Class I Shares of Ivy International Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (7) Master Fund Accounting Services Agreement between Ivy Fund and Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Emerging Growth Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (8) Fund Accounting Services Agreement Supplement for Ivy Growth with Income Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (9) Fund Accounting Services Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (10) Transfer Agency and Shareholder  Services  Agreement between
                    Ivy Fund and Ivy Management, Inc., filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (11) Addendum  to  Transfer  Agency  and   Shareholder   Services
                    Agreement, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (12) Assignment   Agreement   relating  to  Transfer  Agency  and
                    Shareholder Services Agreement, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (13) Administrative  Services Agreement  Supplement for Ivy Latin
                    America Strategy Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (14) Administrative  Services  Agreement  Supplement  for Ivy New
                    Century Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (15) Fund Accounting Services Agreement  Supplement for Ivy Latin
                    America Strategy Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (16) Fund Accounting  Services  Agreement  Supplement for Ivy New
                    Century Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (17) Addendum  to  Transfer  Agency  and   Shareholder   Services
                    Agreement, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (18) Administrative   Services   Agreement   Supplement  for  Ivy
                    International Bond Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (19) Fund   Accounting   Services   Agreement    Supplement   for
                    International Bond Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (20) Addendum  to  Transfer  Agency  and   Shareholder   Services
                    Agreement, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (21) Addendum  to  Transfer  Agency  and   Shareholder   Services
                    Agreement, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (22) Administrative  Services  Agreement  Supplement for Ivy Bond
                    Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (23) Fund Accounting  Services Agreement  Supplement for Ivy Bond
                    Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (24) Form of Administrative  Services Agreement Supplement (Class
                    C) for Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund, Ivy Money Market Fund and Ivy New Century Fund, filed with Post-Effective Amendment No. 84 and incorporated by reference herein.

               (25) Form of Addendum to Transfer Agency and Shareholder Services
                    Agreement (Class C), filed with Post-Effective Amendment No. 84 and incorporated by reference herein.

               (26) Form of Administrative Services Agreement Supplement for Ivy
                    Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 and incorporated by reference herein.

               (27) Form of Fund Accounting  Services  Agreement  Supplement for
                    Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 and incorporated by reference herein.

               (28) Form of Addendum to Transfer Agency and Shareholder Services
                    Agreement for Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 and incorporated by reference herein.

               (29) Form of Administrative Services Agreement Supplement for Ivy
                    Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund, filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

               (30) Form of Fund Accounting  Services  Agreement  Supplement for
                    Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund, filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

               (31) Form of Addendum to Transfer Agency and Shareholder Services
                    Agreement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund, filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

               (32) Form of Administrative Services Agreement Supplement for Ivy
                    Pan-Europe Fund, filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

               (33) Form of Fund Accounting  Services  Agreement  Supplement for
                    Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

               (34) Form of Addendum to Transfer Agency and Shareholder Services
                    Agreement for Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

               (35) Form of Administrative Services Agreement Supplement for Ivy
                    International Fund II, filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

               (36) Form of Fund Accounting  Services  Agreement  Supplement for
                    Ivy  International   Fund  II,  filed  with   Post-Effective
                    Amendment No. 94 and incorporated by reference herein.

               (37) Form of Addendum to Transfer Agency and Shareholder Services
                    Agreement for Ivy International Fund II, filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

               (38) Form  of  Administrative   Services   Agreement   Supplement
                    (Advisor Class) for Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Bond Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund and Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 96 and incorporated by reference herein.

               (39) Form of Addendum to Transfer Agency and Shareholder Services
                    Agreement   (Advisor  Class),   filed  with   Post-Effective
                    Amendment No. 96 and incorporated by reference herein.

               (40) Addendum   to   Administrative   Services   Agreement   (Ivy
                    Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

               (41) Addendum  to  Fund   Accounting   Services   Agreement  (Ivy
                    Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

               (42) Addendum  to  Transfer  Agency  and   Shareholder   Services
                    Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

               (43) Addendum to Fund  Accounting  Services  Agreement  (Ivy High
                    Yield Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

               (44) Addendum  to  Administrative  Services  Agreement  (Ivy High
                    Yield Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

               (45) Amended Addendum to Transfer Agency and Shareholder Services
                    Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein (a corrected version of which was filed with Post-Effective Amendment No. 99).

               (46) Addendum  to  Transfer  Agency  and   Shareholder   Services
                    Agreement (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

               (47) Addendum to Fund Accounting  Services Agreement (Ivy US Blue
                    Chip Fund), to be filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

               (48) Addendum to Administrative  Services  Agreement (Ivy US Blue
                    Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

               (49) Addendum  to  Transfer  Agency  and   Shareholder   Services
                    Agreement (Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

               (50) Addendum  to  Fund   Accounting   Services   Agreement  (Ivy
                    International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

               (51) Addendum   to   Administrative   Services   Agreement   (Ivy
                    International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

               (52) Addendum  to  Transfer  Agency  and   Shareholder   Services
                    Agreement (Ivy European Opportunities Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

               (53) Addendum to Fund Accounting Services Agreement (Ivy European
                    Opportunities Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

               (54) Addendum to Administrative  Services Agreement (Ivy European
                    Opportunities Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

               (55) Addendum  to  Transfer  Agency  and   Shareholder   Services
                    Agreement (Ivy Cundill Value Fund and Ivy Next Wave Internet
                    Fund) filed with Post-Effective Amendment No. 114 and incorporated by reference herein.

               (56) Addendum to Fund Accounting  Services Agreement (Ivy Cundill
                    Value Fund and Ivy Next Wave Internet Fund) filed with Post-Effective Amendment No. 114 and incorporated by reference herein.

               (57) Addendum to Administrative  Services  Agreement (Ivy Cundill
                    Value Fund and Ivy Next Wave Internet Fund) filed with Post-Effective Amendment No. 114 and incorporated by reference herein.

               (58) Addendum  to  Transfer  Agency  and   Shareholder   Services
                    Agreement (Ivy International Fund - Advisor Class) filed with this Post-Effective Amendment No. 117.

               (59) Addendum   to   Administrative   Services   Agreement   (Ivy
                    International   Fund  -  Advisor   Class)  filed  with  this
                    Post-Effective Amendment No. 117.

          (i) Legal Opinion: Opinion and consent of counsel, filed with this Post-Effective Amendment No. 117.

          (j)  Other  Opinions:   Opinion  and  consent  of  independent  public
               accountants filed with this Post-Effective Amendment No. 117.

         (k)      Omitted Financial Statements:  Not applicable.

          (l)  Initial Capital Agreements: Not applicable.

          (m)  Rule 12b-1 Plan:

               (1) Amended and Restated Distribution Plan for Class A shares of Ivy China Region Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (2) Distribution Plan for Class B shares of Ivy China Region Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (3) Distribution Plan for Class C Shares of Ivy Growth with Income Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (4)  Form  of  Rule   12b-1   Related   Agreement,   filed   with
                    Post-Effective   Amendment  No.  102  and   incorporated  by
                    reference herein.

               (5) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

               (6) Supplement to Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 103 and incorporated by reference herein.

               (7) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No. 103 and incorporated by reference herein.

               (8) Supplement to Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 103 and incorporated by reference herein.

               (9) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No. 103 and incorporated by reference herein.

               (10) Supplement to Distribution Plan for Ivy Fund Class B Shares,
                    filed with Post-Effective Amendment No. 103 and incorporated by reference herein.

               (11) Form of Supplement to Distribution  Plan for Ivy Growth with
                    Income Fund Class C Shares (Redesignation as Class D Shares), filed with Post-Effective Amendment No. 84 and incorporated by reference herein.

               (12) Form of  Distribution  Plan for  Class C shares  of Ivy Bond
                    Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund and Ivy New Century Fund, filed with Post-Effective Amendment No. 85 and incorporated by reference herein.

               (13) Form  of   Supplement   to  Master   Amended  and   Restated
                    Distribution Plan for Ivy Fund Class A Shares (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 87 and incorporated by reference herein.

               (14) Form of Supplement to Distribution Plan for Ivy Fund Class B
                    Shares (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 87 and incorporated by reference herein.

               (15) Form of Supplement to Distribution Plan for Ivy Fund Class C
                    Shares (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 87 and incorporated by reference herein.

               (16) Form  of   Supplement   to  Master   Amended  and   Restated
                    Distribution Plan for Ivy Fund Class A Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

               (17) Form of Supplement to Distribution Plan for Ivy Fund Class B
                    Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

               (18) Form of Supplement to Distribution Plan for Ivy Fund Class C
                    Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

               (19) Form  of   Supplement   to  Master   Amended  and   Restated
                    Distribution Plan for Ivy Fund Class A Shares (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

               (20) Form of Supplement to Distribution Plan for Ivy Fund Class B
                    Shares (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

               (21) Form of Supplement to Distribution Plan for Ivy Fund Class C
                    Shares (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

               (22) Form  of   Supplement   to  Master   Amended  and   Restated
                    Distribution Plan for Ivy Fund Class A Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

               (23) Form of Supplement to Distribution Plan for Ivy Fund Class B
                    Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

               (24) Form of Supplement to Distribution Plan for Ivy Fund Class C
                    Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

               (25) Amendment to Master Amended and Restated  Distribution  Plan
                    for Ivy Fund Class A Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

               (26) Amendment to  Distribution  Plan for Ivy Fund Class B Shares
                    (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

               (27) Amendment to  Distribution  Plan for Ivy Fund Class C Shares
                    (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

               (28) Supplement to Master Amended and Restated  Distribution Plan
                    for Ivy Fund Class A Shares (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

               (29) Supplement to Distribution  Plan for Ivy Fund Class B Shares
                    (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

               (30) Supplement to Distribution  Plan for Ivy Fund Class C Shares
                    (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

               (31) Supplement to Master Amended and Restated  Distribution Plan
                    for Ivy Fund Class A Shares (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 and incorporated by reference herein.

               (32) Supplement to Distribution  Plan for Ivy Fund Class B Shares
                    (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 and incorporated by reference herein.

               (33) Supplement to Distribution  Plan for Ivy Fund Class C Shares
                    (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 and incorporated by reference herein.

               (34) Supplement to Master Amended and Restated  Distribution Plan
                    for Ivy Fund Class A Shares (Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

               (35) Supplement to Distribution  Plan for Ivy Fund Class B Shares
                    (Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

               (36) Supplement to Distribution  Plan for Ivy Fund Class C Shares
                    (Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

               (37) Supplement to Master Amended and Restated  Distribution Plan
                    for Ivy Fund  Class A  Shares  (Ivy  European  Opportunities
                    Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

               (38) Supplement to Distribution  Plan for Ivy Fund Class B Shares
                    (Ivy European Opportunities Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

               (39) Supplement to Distribution  Plan for Ivy Fund Class C Shares
                    (Ivy European Opportunities Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

               (40) Form of Amended and Restated  Distribution Plan For Ivy Fund
                    Class B Shares, filed with Post-Effective Amendment No. 107 and incorporated by reference herein.

               (41) Amended and Restated  Distribution Plan for Ivy Fund Class A
                    Shares, filed with Post-Effective Amendment No. 111 and incorporated by reference herein.

               (42) Supplement to Master Amended and Restated  Distribution Plan
                    for Ivy Fund Class A Shares (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) filed with Post-Effective Amendment No. 114 and incorporated by reference herein.

               (43) Supplement to Amended and Restated Distribution Plan for Ivy
                    Fund Class B Shares (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) filed with Post-Effective Amendment No. 114 and incorporated by reference herein.

               (44) Supplement to Distribution  Plan for Ivy Fund Class C Shares
                    (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) filed with Post-Effective Amendment No. 114 and incorporated by reference herein.

         (n)      Rule 18f-3 Plans:

               (1) Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 83 and incorporated by reference herein.

               (2) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 85 and incorporated by reference herein.

               (3) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 87 and incorporated by reference herein.

               (4) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

               (5) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 92 and incorporated by reference herein.

               (6) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

               (7) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 96 and incorporated by reference herein.

               (8) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 98 and incorporated by reference herein (a corrected version of which was filed with Post-Effective Amendment No. 99).

               (9) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

               (10) Amended and  Restated  Plan  adopted  pursuant to Rule 18f-3 under  the  Investment  Company  Act  of  1940,  filed  with
                    Post-Effective Amendment No. 110 and incorporated by reference herein.

               (11) Amended and  Restated  Plan  adopted  pursuant to Rule 18f-3 under  the  Investment  Company  Act  of  1940,  filed  with
                    Post-Effective Amendment No. 114 and incorporated by reference herein.

               (12) Amended and  Restated  Plan  adopted  pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 117.

          (p)     Codes of Ethics:

               (1) Code of Ethics of Mackenzie Investment Management Inc., filed with Post-Effective Amendment No. 113 and incorporated by reference herein.

               (2) Code of Ethics of Peter Cundill & Associates, Inc., filed with Post-Effective Amendment No. 113 and incorporated by reference herein.

               (3)  Code of Ethics of Mackenzie Financial Corporation filed with
                    Post  Effective   Amendment  No.  116  and  incorporated  by
                    reference herein.

               (4) Code of Ethics of Henderson Investment Management Limited filed with Post Effective Amendment No. 116 and incorporated by reference herein.

Item 24. Persons Controlled by or Under Common Control with the Fund: Not applicable

Item 25. Indemnification

               A policy of insurance covering Ivy Management, Inc. and the Registrant will insure the Registrant's trustees and officers and others against liability arising by reason of an actual or alleged breach of duty, neglect, error, misstatement, misleading statement, omission or other negligent act.

               Reference is made to Article VIII of the Registrant's Amended and Restated Declaration of Trust, dated December 10, 1992, filed with Post-Effective Amendment No. 71 and incorporated by reference herein.

Item 26. Business and Other Connections of Investment Adviser

               Information Regarding Adviser and Subadviser Under Advisory Arrangements. Reference is made to the Form ADV of each of Ivy Management, Inc., the Adviser and Business Manager to nineteen series of the Trust, Mackenzie Financial Corporation, the adviser to Ivy Global Natural Resources Fund, Henderson Investment Management Limited, the subadviser to Ivy European Opportunities Fund and a portion of Ivy International Small Companies Fund, and Peter Cundill & Associates (Bermuda) Ltd., the subadviser to Ivy Cundill Value Fund.

               The list required by this Item 26 of officers and directors of Ivy Management, Inc., Mackenzie Financial Corporation, Henderson Investment Management Limited, and Peter Cundill & Associates (Bermuda) Ltd., together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of each firm's respective Form ADV.

Item 27. Principal Underwriters

          (a) Ivy Mackenzie Distributors, Inc. ("IMDI"), formerly Mackenzie Ivy Funds Distributors, Inc., Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432, Registrant's distributor, is a subsidiary of Mackenzie Investment Management Inc. ("MIMI"), Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432. IMDI is the successor to MIMI's distribution activities. IMDI also serves as the distributor for Mackenzie Solutions.

          (b) The information required by this Item 27 regarding each director, officer or partner of IMDI is incorporated by reference to Schedule A of Form BD filed by IMDI pursuant to the Securities Exchange Act of 1934.

          (c)  Not applicable

Item 28. Location of Accounts and Records

               The  information   required  by  this  item  is  incorporated  by
               reference to Item 7 of Part II of  Post-Effective  Amendment  No.
               46.

Item 29. Management Services:  Not applicable.

Item 30. Undertakings:  Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 117 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 30th day of June, 2000.

                                                     IVY FUND

                                                     By:  JAMES W. BROADFOOT***
                                                          ---------------------
                                                          President

By:      /S/ JOSEPH R. FLEMING
         Joseph R. Fleming, Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 117 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                           TITLE                               DATE

JOHN S. ANDEREGG, JR.*               Trustee                             6/30/00

JAMES W. BROADFOOT***                Trustee and President               6/30/00

KEITH J. CARLSON**                   Trustee and Chairman                6/30/00
                                     (Chief Executive Officer)

STANLEY CHANNICK*                    Trustee                             6/30/00

C. WILLIAM FERRIS*                   Treasurer (Chief                    6/30/00
                                     Financial Officer)

ROY J. GLAUBER*                      Trustee                             6/30/00

JOSEPH G. ROSENTHAL*                 Trustee                             6/30/00

RICHARD N. SILVERMAN*                Trustee                             6/30/00

J. BRENDAN SWAN*                     Trustee                             6/30/00

DIANNE LISTER***                     Trustee                             6/30/00

EDWARD M. TIGHE***                   Trustee                             6/30/00

By:      /S/ JOSEPH R. FLEMING
         Joseph R. Fleming, Attorney-in-Fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendments Nos. 69, 73, 74, 84 and 89 to Registration Statement No. 2-17613.

** Executed pursuant to power of attorney filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613.

*** Executed pursuant to power of attorney filed with Post-Effective Amendment No. 111 to Registration Statement No. 2-17613.

                                  EXHIBIT INDEX

Exhibit(a)(29):     Establishment  and  Designation  of  Additional  Class  (Ivy
                    International Fund--Advisor Class).

Exhibit(e)(18):     Addendum to Amended and Restated Distribution Agreement (Ivy
                    International Fund - Advisor Class).

Exhibit(h)(58):     Addendum  to  Transfer  Agency  and   Shareholder   Services
                    Agreement (Ivy International Fund - Advisor Class).

Exhibit(h)(59):     Addendum   to   Administrative   Services   Agreement   (Ivy
                    International Fund - Advisor Class).

Exhibit(i):         Opinion and Consent of Dechert Price & Rhoads

Exhibit(j):         Opinion and consent of independent public accountants

Exhibit(n)(12):     Amended and  Restated  Plan  adopted  pursuant to Rule 18f-3 under the Investment Company Act of 1940.